UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 57.6%
Amstel Funding Corp.
$100,000,000	5.250%	11/20/07	$99,270,833
250,000,000	5.950	11/27/07	247,644,792
80,000,000	5.200	12/10/07	79,191,111
190,000,000	6.100	12/13/07	187,649,806
Aspen Funding Corp.
100,000,000	5.255	10/24/07	99,664,264
43,500,000	5.255	10/25/07	43,347,605
76,033,000	5.580	11/08/07	75,585,166
31,000,000	5.130	12/19/07	30,651,018
123,500,000	5.130	12/20/07	122,092,100
Atlantic Asset Securitization Corp.
326,581,000	5.250	10/15/07	325,914,230
220,000,000	6.000	11/19/07	218,203,333
Atlantis One Funding Corp.
80,000,000	5.255	10/16/07	79,824,833
50,000,000	5.250	10/26/07	49,817,708
BA Credit Card Trust (Emerald)
75,000,000	6.100	10/01/07	75,000,000
184,100,000	6.400	10/10/07	183,805,440
105,000,000	5.265	10/16/07	104,769,656
80,000,000	5.260	10/19/07	79,789,600
85,000,000	5.260	10/25/07	84,701,933
125,000,000	6.100	11/20/07	123,940,972
200,000,000	6.270	12/05/07	197,735,833
250,000,000	6.250	12/20/07	246,527,778
Bank of America Corp.
190,000,000	5.250	10/16/07	189,584,375
225,000,000	5.425	11/13/07	223,542,031
345,000,000	5.162	01/28/08	339,113,169
Bavaria Trust Corp.
97,000,000	6.150	10/19/07	96,701,725
Beethoven Funding Corp.
150,000,000	6.000	10/01/07	150,000,000
188,000,000	6.200	12/14/07	185,604,044
100,000,000	6.100	12/17/07	98,695,278
Cafco LLC
90,000,000	5.260	11/06/07	89,526,600
80,000,000	5.110	01/22/08	78,716,822
200,000,000	5.850	03/05/08	194,930,000
Cancara Asset Securitization Ltd.
178,702,000	6.400	10/01/07	178,702,000
250,000,000	6.400	10/09/07	249,644,444
90,000,000	5.260	10/31/07	89,605,500
75,000,000	5.260	11/01/07	74,660,292
250,000,000	6.160	12/14/07	246,834,444
Chariot Funding LLC
125,000,000	6.250	10/10/07	124,804,687
50,800,000	5.350	10/16/07	50,686,758
117,222,000	5.500	10/16/07	116,953,366
116,615,000	5.310	11/01/07	116,081,778
163,459,000	5.900	11/23/07	162,039,177
107,479,000	5.450	02/20/08	105,168,500
200,000,000	5.450	02/21/08	195,670,278

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Charta LLC
$80,000,000	5.280%	11/02/07	$79,624,533
100,000,000	5.280	11/08/07	99,442,667
100,000,000	5.320	11/14/07	99,349,778
325,000,000	5.800	11/26/07	322,067,778
115,000,000	5.450	02/13/08	112,649,688
Ciesco LLC
243,000,000	5.900	11/28/07	240,690,150
125,000,000	5.900	11/29/07	123,791,319
185,000,000	5.110	01/22/08	182,032,651
87,775,000	5.470	02/15/08	85,947,841
150,000,000	5.850	03/05/08	146,197,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
90,000,000	5.270	10/04/07	89,960,475
145,000,000	5.260	10/23/07	144,533,906
150,000,000	6.070	11/26/07	148,583,667
100,000,000	5.250	12/20/07	98,833,333
110,000,000	6.200	01/09/08	108,105,556
200,000,000	6.250	01/11/08	196,458,333
110,000,000	6.200	01/15/08	107,991,889
Citigroup Funding, Inc.
35,000,000	5.260	10/12/07	34,943,747
100,000,000	5.260	10/16/07	99,780,833
200,000,000	5.290	02/22/08	195,768,000
245,000,000	5.350	03/13/08	239,028,806
245,000,000	5.350	03/14/08	238,992,396
Clipper Receivables Co. LLC
60,000,000	6.080	10/10/07	59,908,800
100,000,000	6.200	10/19/07	99,690,000
100,000,000	6.050	10/26/07	99,579,861
325,000,000	5.800	11/21/07	322,329,583
Concord Minutemen Capital Co. LLC
75,000,000	5.290	11/06/07	74,603,250
97,000,000	5.210	01/09/08	95,596,194
CRC Funding LLC
75,000,000	5.250	10/16/07	74,835,938
190,000,000	5.260	11/01/07	189,139,406
50,000,000	5.260	11/02/07	49,766,222
74,250,000	5.280	11/05/07	73,868,850
171,000,000	5.310	11/16/07	169,839,765
325,000,000	5.800	11/21/07	322,329,583
100,000,000	5.450	02/13/08	97,956,250
Crown Point Capital Co. LLC
190,000,000	5.180	10/10/07	189,753,950
Curzon Funding LLC
125,000,000	5.260	10/05/07	124,926,944
100,000,000	5.253	10/15/07	99,795,717
100,000,000	5.250	10/23/07	99,679,167
115,000,000	5.250	10/24/07	114,614,271
95,000,000	5.170	11/13/07	94,413,349
100,000,000	5.170	11/16/07	99,339,389
35,000,000	5.190	12/20/07	34,596,333
45,000,000	5.200	12/20/07	44,480,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Falcon Asset Securitization Corp.
$40,000,000	5.350%	10/02/07	$39,994,056
147,000,000	5.900	11/23/07	145,723,142
200,000,000	5.150	11/27/07	198,369,167
103,225,000	5.900	11/27/07	102,260,706
200,000,000	6.150	12/10/07	197,608,333
81,939,000	5.450	02/20/08	80,177,539
Fountain Square Commercial Funding Corp.
90,000,000	5.260	10/04/07	89,960,550
50,000,000	5.250	10/17/07	49,883,333
50,000,000	5.250	10/18/07	49,876,042
50,000,000	5.580	11/09/07	49,697,750
Galleon Capital Corp.
43,713,000	5.270	10/03/07	43,700,202
70,000,000	6.080	10/03/07	69,976,356
111,000,000	6.100	10/03/07	110,962,383
38,800,000	6.080	10/09/07	38,747,577
70,000,000	5.300	10/19/07	69,814,500
Gemini Securitization Corp.
90,000,000	5.260	10/29/07	89,631,800
55,000,000	5.270	10/30/07	54,766,510
100,000,000	5.280	11/05/07	99,486,667
80,000,000	5.600	11/15/07	79,440,000
100,000,000	6.150	12/11/07	98,787,083
100,000,000	5.750	12/17/07	98,770,139
General Electric Capital Corp.
200,000,000	5.150	10/15/07	199,599,444
150,000,000	5.250	10/17/07	149,650,000
150,000,000	5.145	11/02/07	149,314,000
General Electric Capital Services
300,000,000	5.155	11/09/07	298,324,625
Govco, Inc.
52,000,000	5.220	12/21/07	51,389,260
Grampian Funding LLC
195,000,000	5.175	10/05/07	194,887,875
210,000,000	5.175	10/09/07	209,758,500
200,000,000	5.190	11/21/07	198,529,500
50,000,000	5.190	12/17/07	49,444,958
240,000,000	5.220	12/18/07	237,285,600
150,000,000	4.990	03/19/08	146,465,417
125,000,000	4.970	03/20/08	122,049,062
Ivory Funding Corp.
66,774,000	5.500	10/16/07	66,620,976
Jupiter Securitization Corp.
153,435,000	5.900	11/27/07	152,001,661
Lake Constance Funding Ltd.
100,000,000	5.350	11/08/07	99,435,278
60,000,000	5.250	12/13/07	59,361,250
100,000,000	5.180	12/19/07	98,863,278
51,000,000	5.220	01/16/08	50,208,735
Legacy Capital Co. LLC
70,000,000	5.260	10/23/07	69,774,989
50,000,000	5.175	01/24/08	49,173,438
Lexington Parker Capital Co. LLC
195,515,000	5.210	01/09/08	192,685,463

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Monument Gardens Funding LLC
$75,000,000	6.400%	10/10/07	$74,880,000
50,000,000	5.270	10/12/07	49,919,486
180,000,000	6.120	12/05/07	178,011,000
35,000,000	6.120	12/07/07	34,601,350
Morgan Stanley
295,000,000	5.440	03/11/08	287,778,400
300,000,000	5.440	03/12/08	292,610,667
131,000,000	5.006	03/20/08	127,885,016
Newport Funding Corp.
50,000,000	5.180	10/05/07	49,971,222
60,000,000	5.600	11/14/07	59,589,333
Nieuw Amsterdam Receivables Corp.
47,040,000	5.250	10/23/07	46,889,080
137,498,000	5.200	12/17/07	135,968,717
70,000,000	5.200	12/19/07	69,201,222
100,000,000	5.170	12/20/07	98,851,111
North Sea Funding LLC
27,868,000	5.185	10/17/07	27,803,780
Park Avenue Receivables Co. LLC
50,375,000	5.320	11/06/07	50,107,005
130,000,000	5.150	11/26/07	128,958,556
246,659,000	5.900	11/27/07	244,354,794
Ranger Funding Co. LLC
85,000,000	5.750	11/16/07	84,375,486
66,351,000	6.180	11/16/07	65,827,048
190,000,000	5.450	12/07/07	188,072,819
166,794,000	5.150	12/12/07	165,076,022
200,000,000	5.130	12/14/07	197,891,000
Scaldis Capital LLC
250,000,000	6.150	12/13/07	246,882,292
Solitaire Funding LLC
65,000,000	5.175	10/11/07	64,906,563
Thames Asset Global Securitization, Inc.
25,000,000	5.255	11/14/07	24,839,431
Three Rivers Funding Corp.
75,000,000	5.265	10/12/07	74,879,344
100,000,000	5.265	10/15/07	99,795,250
Thunder Bay Funding, Inc.
77,394,000	5.175	10/10/07	77,293,872
Ticonderoga Funding LLC
81,088,000	5.500	11/09/07	80,604,851
120,000,000	5.150	11/20/07	119,141,667
100,000,000	5.130	12/14/07	98,945,500
100,000,000	5.150	12/18/07	98,884,167
Tulip Funding Corp.
210,943,000	5.180	10/22/07	210,305,601
110,000,000	5.600	11/15/07	109,230,000
Variable Funding Capital Corp.
75,000,000	5.255	10/16/07	74,835,781
90,000,000	6.050	10/22/07	89,682,375
65,000,000	5.400	02/20/08	63,615,500
Victory Receivables Corp.
100,000,000	5.250	10/15/07	99,795,833

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Windmill Funding Corp.
$316,900,000	6.400%	10/11/07	$316,336,622
65,000,000	5.180	11/02/07	64,700,711
Yorktown Capital LLC
100,000,000	5.250	10/04/07	99,956,250
171,768,000	6.070	10/05/07	171,652,152
121,690,000	5.900	11/16/07	120,772,593
87,000,000	5.600	12/03/07	86,147,400
101,126,000	5.150	12/07/07	100,156,735
234,000,000	5.450	12/07/07	231,626,525
90,000,000	5.130	12/21/07	88,961,175
103,000,000	5.550	12/21/07	101,713,788

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$22,314,953,183

Bank Note — 0.6%
Bank of America Corp.
$220,000,000	5.250%	05/02/08	$220,000,000

Certificates of Deposit — 2.6%
Bank of America Corp.
$250,000,000	5.280%	01/10/08	$250,000,000
State Street Bank & Trust
255,000,000	5.600	02/05/08	255,000,000
495,000,000	5.560	03/05/08	495,000,000

TOTAL CERTIFICATES OF DEPOSIT			$1,000,000,000

Master Demand Note — 1.3%
Bank of America Securities LLC
$500,000,000	5.310%	10/01/07	$500,000,000

Medium Term Note — 0.1%
Lehman Brothers Holdings, Inc.
$22,040,000	7.000%	02/01/08	$22,158,084

Variable Rate Obligations(a) — 15.5%
AIG Matched Funding Corp.
$190,000,000	4.820%	10/01/07	$190,000,000
Allstate Life Global Funding II
140,000,000	5.794	10/11/07	140,000,000
50,000,000	5.812	10/15/07	50,000,000
70,000,000	5.852	10/16/07	70,000,000
50,000,000	5.129	10/29/07	50,000,000
American Express Bank FSB
100,000,000	5.790	10/09/07	99,998,939
150,000,000	5.473	10/19/07	150,000,000
American Express Centurion Bank
23,500,000	5.614	10/18/07	23,500,319
150,000,000	5.473	10/19/07	150,000,000
American Express Credit Corp.
70,000,000	5.865	10/05/07	70,000,000
American International Group, Inc.
150,000,000	5.210	12/24/07	150,030,573

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Bank of New York Co., Inc.
$200,000,000	5.776%	10/12/07	$200,000,000
100,000,000	5.669	12/17/07	100,007,689
Fifth Third Bank
369,225,000	5.660	10/04/07	369,185,490
Florida Hurricane Catastrophe Fund
200,000,000	5.772	10/15/07	200,000,000
General Electric Capital Corp.
24,600,000	5.420	10/03/07	24,592,996
215,000,000	5.156	10/24/07	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.785	10/01/07	100,000,000
JPMorgan Chase & Co.
100,000,000	5.710	10/02/07	100,000,000
Lehman Brothers Holdings, Inc.
140,000,000	5.494	12/27/07	140,000,000
Merrill Lynch & Co., Inc.
145,000,000	5.800	10/04/07	145,000,000
100,000,000	5.783	10/15/07	100,000,000
MetLife, Inc.(b)
150,000,000	5.420	10/26/07	150,000,000
190,000,000	5.585	11/22/07	190,000,000
Metropolitan Life Global Funding I
85,000,000	5.239	10/29/07	85,000,000
Morgan Stanley
220,000,000	5.320	10/01/07	220,000,000
Morgan Stanley & Co.
25,000,000	5.800	10/04/07	25,000,000
150,000,000	5.219	10/29/07	150,000,000
National City Bank
50,000,000	5.780	10/02/07	50,025,883
87,000,000	5.415	11/05/07	87,045,477
New York Life Insurance Co.(b)
315,000,000	5.258	12/31/07	315,000,000
Pacific Life Global Funding
100,000,000	5.790	10/04/07	100,000,000
Pacific Life Insurance Co.
50,000,000	5.873	10/15/07	50,000,000
SunTrust Bank
38,000,000	5.473	10/19/07	37,999,991
295,000,000	5.360	10/22/07	295,059,380
225,000,000	5.704	12/12/07	225,055,261
Union Hamilton Reinsurance Co.
155,000,000	5.498	12/28/07	155,000,000
US Bank NA
120,000,000	5.680	10/01/07	119,994,651
Variable Funding Capital Corp.
400,000,000	5.106	10/22/07	400,000,000
Wachovia Asset Securitization, Inc.(b)
94,015,746	5.281	10/25/07	94,015,746
Wachovia Bank NA
10,000,000	5.503	10/19/07	10,000,145
125,000,000	5.119	10/29/07	125,015,756
Wells Fargo & Co.
31,000,000	5.870	10/10/07	31,012,099
265,000,000	5.694	10/18/07	265,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$6,017,540,395

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Time Deposits — 2.1%
Regions Bank
$150,000,000	4.000%	10/01/07	$150,000,000
150,000,000	5.000	10/01/07	150,000,000
Wells Fargo Bank
500,000,000	4.000	10/01/07	500,000,000

TOTAL TIME DEPOSITS			$800,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$30,874,651,662

Repurchase Agreements — Unaffiliated Issuers(c) — 19.3%
Deutsche Bank Securities, Inc.
$500,000	5.100%	10/01/07	$500,000
Maturity Value: $500,213
Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 05/01/37. The market value of the collateral, including accrued interest, was $515,000.
Joint Repurchase Agreement Account I
115,000,000	3.984	10/01/07	115,000,000
Maturity Value: $115,038,180
Joint Repurchase Agreement Account II
7,116,500,000	5.116	10/01/07	7,116,500,000
Maturity Value: $7,119,534,001
Lehman Brothers Holdings, Inc.
12,300,000	3.980	10/01/07	12,300,000
Maturity Value: $12,304,080
Collateralized by U.S. Treasury Note, 3.625%, due 01/15/08. The market value of the collateral, including accrued interest, was $12,549,599.
UBS Securities LLC
250,000,000	5.070	10/01/07	250,000,000
Maturity Value: $250,105,625
Collateralized by Federal Home Loan Mortgage Corp., 6.000% to 8.000%, due 01/01/08 to 09/01/37 and Federal National Mortgage Association, 4.500% to 7.500%, due 02/01/18 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $255,002,570.

TOTAL REPURCHASE AGREEMENTS — UNAFFILIATED ISSUERS			$7,494,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — Affiliated Issuers(c) — 1.0%
Goldman, Sachs & Co.
$100,000,000	5.030%	10/01/07	$100,000,000
Maturity Value: $100,041,917
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 9.500%, 12/01/18 to 07/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 12/01/14 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,906.
Goldman, Sachs & Co.
300,000,000	5.100	10/01/07	300,000,000
Maturity Value: $300,127,500
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 04/01/19 to 09/01/37 and Federal National Mortgage Association, 4.000% to 7.500%, due 08/01/16 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $308,999,830.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$400,000,000

TOTAL INVESTMENTS — 100.1%			$38,768,951,662

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(48,054,283)

NET ASSETS — 100.0%			$38,720,897,379

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offering Rate or Prime Rate. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $849,015,746 or approximately 2.2% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 37.1%
Amstel Funding Corp.
$50,283,000	5.180%	11/20/07	$49,921,242
50,000,000	5.250	11/20/07	49,635,417
50,000,000	5.950	11/27/07	49,528,958
37,000,000	5.200	12/10/07	36,625,889
80,052,000	6.100	12/13/07	79,061,801
Atlantic Asset Securitization Corp.
100,000,000	6.000	11/19/07	99,183,333
Atlantis One Funding Corp.
26,053,000	5.250	10/26/07	25,958,015
BA Credit Card Trust (Emerald)
25,000,000	6.100	10/01/07	25,000,000
75,000,000	6.400	10/10/07	74,880,000
51,900,000	5.265	10/16/07	51,786,144
32,000,000	5.260	10/19/07	31,915,840
42,000,000	5.260	10/25/07	41,852,720
75,000,000	6.100	11/20/07	74,364,583
100,000,000	6.270	12/05/07	98,867,917
Bank of America Corp.
97,000,000	5.425	11/13/07	96,371,453
Bank of Ireland
60,162,000	5.180	01/16/08	59,235,739
Beethoven Funding Corp.
100,000,000	6.000	10/01/07	100,000,000
100,000,000	6.200	12/14/07	98,725,556
Cafco LLC
76,674,000	5.500	10/17/07	76,486,575
106,030,000	5.260	11/01/07	105,549,743
70,000,000	5.110	01/22/08	68,877,219
100,000,000	5.850	03/05/08	97,465,000
Cancara Asset Securitization LLC
75,000,000	6.400	10/01/07	75,000,000
75,000,000	6.400	10/09/07	74,893,333
27,646,000	5.260	11/01/07	27,520,779
127,875,000	5.270	11/01/07	127,294,696
Chariot Funding LLC
47,500,000	5.350	10/01/07	47,500,000
63,846,000	6.250	10/10/07	63,746,241
45,000,000	5.150	11/27/07	44,633,062
50,000,000	5.450	02/20/08	48,925,139
75,000,000	5.450	02/21/08	73,376,354
Charta LLC
40,000,000	5.280	11/02/07	39,812,267
175,000,000	5.800	11/26/07	173,421,111
110,000,000	5.120	01/29/08	108,122,667
60,000,000	5.450	02/13/08	58,773,750
Ciesco LLC
125,000,000	5.900	11/29/07	123,791,319
100,000,000	5.110	01/22/08	98,396,028
40,000,000	5.470	02/15/08	39,167,344
50,000,000	5.850	03/05/08	48,732,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
59,700,000	5.270	10/04/07	59,673,782
75,000,000	6.070	11/26/07	74,291,833
70,000,000	6.250	12/19/07	69,039,931

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Citibank Credit Card Issuance Trust (Dakota Corp.) (continued)
$50,000,000	6.200%	01/09/08	$49,138,889
49,000,000	6.200	01/15/08	48,105,478
Citigroup Funding, Inc.
65,000,000	5.260	10/12/07	64,895,531
95,000,000	5.290	02/22/08	92,989,800
Clipper Receivables Co. LLC
50,000,000	6.200	10/19/07	49,845,000
50,000,000	6.050	10/26/07	49,789,931
170,000,000	5.800	11/21/07	168,603,167
Concord Minutemen Capital Co. LLC
50,000,000	5.290	11/06/07	49,735,500
CRC Funding LLC
175,000,000	5.800	11/21/07	173,562,083
75,000,000	5.120	01/29/08	73,720,000
50,000,000	5.450	02/13/08	48,978,125
Curzon Funding LLC
52,000,000	5.250	10/23/07	51,833,167
55,000,000	5.250	10/24/07	54,815,521
35,000,000	5.190	12/20/07	34,596,333
45,000,000	5.200	12/20/07	44,480,000
100,000,000	4.990	03/20/08	97,629,750
Falcon Asset Securitization Corp.
50,000,000	5.900	11/23/07	49,565,694
63,733,000	5.150	11/27/07	63,213,310
100,000,000	6.150	12/10/07	98,804,167
50,000,000	5.450	02/20/08	48,925,139
Galaxy Funding, Inc.
40,000,000	5.250	10/22/07	39,877,500
Galleon Capital Corp.
40,000,000	6.080	10/03/07	39,986,489
40,000,000	6.100	10/09/07	39,945,778
30,000,000	5.300	10/19/07	29,920,500
40,098,000	5.260	10/25/07	39,957,390
Gemini Securitization Corp.
24,000,000	6.320	10/05/07	23,983,147
26,000,000	5.270	10/30/07	25,889,623
55,000,000	5.600	11/15/07	54,615,000
52,000,000	6.150	12/11/07	51,369,283
General Electric Capital Corp.
80,000,000	5.250	10/17/07	79,813,333
75,000,000	5.145	11/02/07	74,657,000
Govco, Inc.
33,170,000	5.175	01/24/08	32,621,658
Grampian Funding LLC
90,000,000	5.190	11/21/07	89,338,275
50,000,000	5.190	12/17/07	49,444,958
66,000,000	4.970	03/20/08	64,441,905
Irish Life & Permanent PLC
82,900,000	5.180	10/15/07	82,733,003
58,000,000	5.180	10/16/07	57,874,817
KBC Group NV
45,000,000	5.330	03/13/08	43,907,350
Lake Constance Funding Ltd.
44,000,000	5.350	11/08/07	43,751,522
51,000,000	5.200	12/14/07	50,454,867
35,000,000	5.180	12/18/07	34,607,183

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Legacy Capital Co. LLC
$37,377,000	5.260%	10/23/07	$37,256,854
26,976,000	5.175	01/24/08	26,530,053
Monument Gardens Funding LLC
90,000,000	6.120	12/07/07	88,974,900
52,000,000	6.150	12/13/07	51,351,517
50,000,000	5.200	12/19/07	49,429,444
Morgan Stanley
60,000,000	5.006	03/20/08	58,573,290
Nationwide Building Society
50,000,000	5.250	10/22/07	49,846,875
Newport Funding Corp.
50,000,000	5.255	10/24/07	49,832,132
40,000,000	5.600	11/14/07	39,726,222
12,750,000	5.130	12/19/07	12,606,467
50,000,000	5.150	12/19/07	49,434,931
50,000,000	5.130	12/20/07	49,430,000
Nieuw Amsterdam Receivables Corp.
40,000,000	5.280	11/01/07	39,818,133
30,000,000	5.200	12/19/07	29,657,667
30,818,000	5.200	01/29/08	30,283,821
Park Avenue Receivables Co. LLC
173,400,000	5.350	10/01/07	173,400,000
71,837,000	5.150	11/26/07	71,261,506
100,000,000	5.900	11/27/07	99,065,833
Ranger Funding Co. LLC
42,567,000	5.750	11/16/07	42,254,251
35,000,000	6.180	11/16/07	34,723,617
100,000,000	5.130	12/14/07	98,945,500
77,202,000	5.150	12/21/07	76,307,422
Ticonderoga Funding LLC
61,599,000	5.150	11/20/07	61,158,396
50,000,000	5.130	12/14/07	49,472,750
Tulip Funding Corp.
100,000,000	5.180	10/22/07	99,697,833
75,000,000	5.600	11/15/07	74,475,000
Variable Funding Capital Corp.
50,000,000	6.050	10/22/07	49,823,542
30,000,000	5.400	02/20/08	29,361,000
Victory Receivables Corp.
50,000,000	5.250	10/16/07	49,890,625
Westpac Banking Corp.
88,000,000	5.185	11/26/07	87,290,231
57,725,000	5.200	12/21/07	57,049,617
Windmill Funding Corp.
175,000,000	6.400	10/11/07	174,688,889
35,000,000	5.180	11/02/07	34,838,844
Yorktown Capital LLC
60,000,000	6.070	10/05/07	59,959,533
44,924,000	5.130	12/21/07	44,405,465

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$7,560,644,606

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Eurodollar — 0.9%
HSBC Bank PLC
$30,000,000	5.330%	01/30/08	$30,001,655
Societe Generale
80,000,000	5.250	12/03/07	80,000,000
79,000,000	5.300	01/03/08	79,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$189,001,655

Certificates of Deposit-Yankeedollar — 12.1%
Barclays Bank PLC
$300,000,000	5.510%	03/11/08	$300,000,000
150,000,000	5.150	03/31/08	150,000,000
Credit Suisse First Boston, Inc.
75,000,000	5.360	01/22/08	75,000,000
73,000,000	5.300	04/17/08	73,000,000
100,000,000	5.310	05/22/08	100,000,000
DePfa Bank PLC
100,000,000	5.320	10/23/07	100,000,000
Deutsche Bank AG
152,000,000	5.310	10/11/07	152,000,000
85,000,000	5.400	11/21/07	85,000,000
Landesbank Baden-Wuerttemberg
244,000,000	5.505	02/19/08	244,004,668
Norinchukin Bank NY
100,000,000	5.320	10/10/07	99,991,609
67,000,000	5.330	10/26/07	66,999,541
25,000,000	5.350	12/11/07	25,001,144
50,000,000	5.375	12/14/07	49,999,500
93,000,000	5.370	01/11/08	93,000,000
Societe Generale
94,000,000	5.225	10/09/07	93,997,430
UBS AG
302,000,000	5.560	03/03/08	302,000,000
114,000,000	5.440	03/14/08	114,000,000
49,000,000	5.110	03/31/08	49,000,000
UBS AG Stamford
300,000,000	5.375	11/08/07	300,001,562

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$2,472,995,454

Master Demand Note — 1.2%
Bank of America Securities LLC
$240,000,000	5.310%	10/01/07	$240,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Medium-Term Note — 0.4%
UBS AG Stamford
$85,000,000	5.400%	11/28/07	$85,000,000

Variable Rate Obligations(a) — 21.8%
Allstate Life Global Funding II
$30,000,000	5.852%	10/16/07	$30,000,000
American Express Credit Corp.
74,000,000	5.865	10/05/07	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.156	10/24/07	32,000,000
Banco Bilbao Vizcaya Argentaria SA
35,000,000	5.380	10/17/07	35,009,379
Banco Espanol de Credito
50,000,000	5.350	10/18/07	50,000,000
Banco Santander Totta SA
150,000,000	5.819	10/09/07	150,000,000
Bank of Ireland
100,000,000	5.496	10/22/07	100,000,000
Bank of The West San Francisco
75,000,000	5.743	10/17/07	75,001,955
Barclays Bank PLC
40,000,000	5.715	10/05/07	39,997,828
200,000,000	5.714	10/16/07	199,985,251
BNP Paribas SA
193,000,000	5.300	10/03/07	192,999,671
75,000,000	5.330	11/07/07	75,000,000
Caisse Nationale des Caisses D’Epargne et de Prevoyance
100,000,000	5.350	11/13/07	100,000,000
Caja de Ahorros y Pensiones de Barcelona
75,000,000	5.366	10/23/07	75,000,000
Caja Madrid
70,000,000	5.360	10/19/07	70,000,000
Calyon
85,000,000	5.660	10/03/07	84,999,860
Canadian Imperial Bank of Commerce
100,000,000	5.555	11/27/07	100,048,128
Commonwealth Bank of Australia
100,000,000	5.763	10/15/07	99,986,138
16,000,000	5.156	10/24/07	16,000,000
Credit Agricole SA
75,000,000	5.350	10/23/07	75,000,000
Credit Suisse First Boston, Inc.
200,000,000	5.475	11/26/07	200,000,000
DePfa Bank PLC
50,000,000	5.754	12/17/07	50,000,000
Deutsche Bank AG
80,000,000	5.690	10/01/07	80,000,000
Fortis Bank
100,000,000	5.341	10/19/07	100,000,000
HBOS Treasury Services PLC
105,000,000	5.789	10/09/07	105,000,000
125,000,000	5.810	10/09/07	125,000,000
100,000,000	5.580	11/20/07	100,002,944
Metropolitan Life Global Funding I
40,000,000	5.852	10/15/07	40,000,000
Morgan Stanley & Co.
25,000,000	5.800	10/04/07	25,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Natexis Banques Populaires
$25,000,000	5.762%	10/15/07	$25,000,000
75,000,000	5.151	10/22/07	75,015,150
125,000,000	5.350	11/09/07	125,000,000
100,000,000	5.138	12/31/07	99,983,066
National Australia Bank Ltd.
160,000,000	5.809	10/09/07	160,000,000
Nationwide Building Society
50,000,000	5.278	12/28/07	50,000,000
New York Life Insurance Co.(b)
180,000,000	5.420	12/31/07	180,000,000
Royal Bank of Canada
150,000,000	5.665	10/03/07	149,977,603
40,000,000	5.767	10/09/07	40,000,000
Royal Bank of Scotland Group PLC
80,000,000	5.074	10/26/07	79,988,521
Skandinaviska Enskilda Banken AB
140,000,000	5.820	10/09/07	140,000,000
Societe Generale
85,000,000	5.710	10/02/07	85,000,000
53,000,000	5.079	10/26/07	52,992,395
Svenska Handelsbanken AB
111,000,000	5.773	10/15/07	111,000,000
100,000,000	5.119	10/22/07	100,000,000
UBS AG Stamford
48,000,000	5.722	10/16/07	48,000,000
Unicredito Italiano NY
50,000,000	5.710	10/02/07	49,996,979
Union Hamilton Special Funding LLC
90,000,000	5.237	12/21/07	90,000,000
Variable Funding Capital Corp.
200,000,000	5.106	10/22/07	200,000,000
Westpac Banking Corp. NY
75,000,000	5.777	10/09/07	75,000,000
2,250,000	5.785	10/11/07	2,250,000

TOTAL VARIABLE RATE OBLIGATIONS			$4,439,234,868

Time Deposits — 10.8%
BNP Paribas SA
$400,000,000	5.250%	10/01/07	$400,000,000
Deutsche Bank AG
200,000,000	5.120	10/01/07	200,000,000
Dexia Bank SA
400,000,000	5.250	10/01/07	400,000,000
ING Bank
400,000,000	5.280	10/01/07	400,000,000
Landesbank Hessen-Thueringen Girozentrale
500,000,000	5.250	10/01/07	500,000,000
Regions Bank
200,000,000	5.000	10/01/07	200,000,000
Wells Fargo Bank
100,000,000	4.000	10/01/07	100,000,000

TOTAL TIME DEPOSITS			$2,200,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$17,186,876,583

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — 14.1%
Joint Repurchase Agreement Account I
$60,000,000	3.984%	10/01/07	$60,000,000
Maturity Value: $60,019,920
Joint Repurchase Agreement Account II
2,556,100,000	5.116	10/01/07	2,556,100,000
Maturity Value: $2,557,189,751
UBS Securities LLC
250,000,000	5.070	10/01/07	250,000,000
Maturity Value: $250,105,625

Collateralized by Federal Home Loan Mortgage Corp., 6.000% to 8.000%, due 01/01/08 to 09/01/37 and Federal National Mortgage Association, 4.500% to 7.500%, due 02/01/18 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $255,002,570.

4,700,000	3.900	10/01/07	4,700,000
Maturity Value: $4,701,528
Collateralized by U.S. Treasury Bill, 0.000%, due 02/14/08. The market value of the collateral, including accrued interest, was $4,797,291.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$2,870,800,000

Repurchase Agreements-Affiliated Issuers(c) — 1.4%
Goldman, Sachs & Co.
$200,000,000	5.100%	10/01/07	$200,000,000
Maturity Value: $200,085,000

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.000%, due 06/01/19 to 05/01/37 and Federal National Mortgage Association 4.000% to 7.500%, due 07/01/18 to 07/01/37. The aggregate market value of the collateral, including accrued interest, was $205,999,859.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers — (continued)
Goldman, Sachs & Co.
$75,000,000	5.030%	10/01/07	$75,000,000
Maturity Value: $75,031,438
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 05/01/18 to 06/01/37 and Federal National Mortgage Association, 4.000% to 8.500%, due 10/01/18 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $77,249,923.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$275,000,000

TOTAL INVESTMENTS — 99.8%			$20,332,676,583

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			31,685,610

NET ASSETS — 100.0%			$20,364,362,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on London Interbank Offering Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $180,000,000 or approximately 0.9% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligation — 0.7%
United States Treasury Note
$95,000,000	5.000%	07/31/08	$95,419,607

Repurchase Agreements(a) — 99.4%
Joint Repurchase Agreement Account I
$12,812,200,000	3.984%	10/01/07	$12,812,200,000
Maturity Value: $12,816,453,651
Lehman Brothers Holdings, Inc.
100,000,000	3.980	10/01/07	100,000,000
Maturity Value: $100,033,167
Collateralized by U.S. Treasury Note, 1.875%, due 07/15/15. The market value of the collateral, including accrued interest, was $102,003,780.
UBS Securities LLC
115,100,000	3.900	10/01/07	115,100,000
Maturity Value: $115,137,407
Collateralized by U.S. Treasury Bond, 9.250%, due 02/15/16. The market value of the collateral, including accrued interest, was $117,406,901.
62,000,000	5.210	10/15/07	62,000,000
Maturity Value: $65,266,091
Settlement Date: 10/16/06
Collateralized by U.S. Treasury STRIPS, 0.000%, due 02/15/16. The market value of the collateral, including accrued interest, was $63,242,486.
705,000,000	4.820	11/15/07	705,000,000
Maturity Value: $713,589,642
Settlement Date: 08/16/07
Collateralized by U.S. Treasury STRIPS, 0.000%, due 01/15/08 to 02/15/17. The aggregate market value of the collateral, including accrued interest, was $719,102,530.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
UBS Securities LLC (continued)
$67,500,000	5.220%	01/11/08	$67,500,000
Maturity Value: $71,062,650
Settlement Date: 01/12/07
Collateralized by U.S. Treasury STRIPS, 0.000%, due 08/15/11. The market value of the collateral, including accrued interest, was $68,851,653.

TOTAL REPURCHASE AGREEMENTS			$13,861,800,000

TOTAL INVESTMENTS — 100.1%			$13,957,219,607

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(10,742,546)

NET ASSETS — 100.0%			$13,946,477,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS     — Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.1%
United States Treasury Bills
$53,500,000	3.690%	10/04/07	$53,483,549
490,000,000	3.850	10/04/07	489,842,792
93,800,000	3.900	10/04/07	93,769,515
185,600,000	3.930	10/04/07	185,539,216
75,800,000	3.155	10/11/07	75,733,570
215,000,000	3.790	10/11/07	214,773,653
670,000,000	3.850	10/11/07	669,283,472
382,000,000	3.860	10/11/07	381,590,411
295,400,000	3.870	10/11/07	295,082,445
343,000,000	3.900	10/11/07	342,628,417
121,500,000	3.910	10/11/07	121,368,037
48,200,000	3.050	10/18/07	48,130,579
71,900,000	3.160	10/18/07	71,792,709
34,900,000	3.380	10/18/07	34,844,296
229,000,000	3.920	10/18/07	228,576,096
20,800,000	3.190	10/25/07	20,755,765
24,100,000	3.200	10/25/07	24,048,587
150,000,000	3.230	10/25/07	149,677,000
440,000,000	3.300	10/25/07	439,032,000
225,500,000	2.960	11/23/07	224,517,321
324,000,000	3.830	11/23/07	322,173,090
113,000,000	4.310	11/29/07	112,201,812
370,000,000	4.330	11/29/07	367,374,336
156,000,000	3.610	12/06/07	154,967,540
235,000,000	3.895	12/13/07	233,143,924
235,000,000	3.900	12/13/07	233,141,542
235,000,000	3.935	12/20/07	232,945,055
248,000,000	4.030	12/20/07	245,779,022
70,500,000	3.700	12/27/07	69,869,612
393,000,000	3.705	12/27/07	389,481,176
190,000,000	3.730	12/27/07	188,287,308
345,600,000	3.830	12/27/07	342,401,184
United States Treasury Note
190,000,000	3.000	11/15/07	189,836,416

TOTAL INVESTMENTS — 100.1%			$7,246,071,447

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(9,483,961)

NET ASSETS — 100.0%			$7,236,587,486

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations(a) — 16.8%
Federal Home Loan Bank
$225,000,000	5.390%	11/17/07	$225,132,023
629,590,000	5.438	11/18/07	629,590,000
500,000,000	5.529	12/05/07	500,000,000
250,000,000	5.533	12/17/07	250,000,000
400,200,000	5.118	02/22/08	400,200,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$2,004,922,023

Repurchase Agreements-Unaffiliated Issuers(b) — 82.8%
Barclays Bank PLC(a)
$250,000,000	5.430%	11/13/07	$250,000,000
	Maturity Value: $263,763,542
	Settlement Date: 02/14/07
	Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 12/01/36 to 03/01/37 and Federal National Mortgage Association, 5.500%, due 02/01/33. The aggregate market value of the collateral, including accrued interest, was $254,999,998.
500,000,000	5.168	12/21/07	500,000,000
	Maturity Value: $526,198,889
	Settlement Date: 03/21/07
	Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 08/01/37 and Federal National Mortgage Association, 5.500% to 6.500%, due 12/01/33 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $509,999,994.
Deutsche Bank Securities, Inc.
475,000,000	4.800	10/19/07	475,000,000
	Maturity Value: $476,836,667
	Settlement Date: 09/20/07
300,000,000	4.640	03/27/08	300,000,000
	Maturity Value: $307,037,333
	Settlement Date: 09/27/07

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Deutsche Bank Securities, Inc. (continued)
$60,000,000	5.250%	04/16/08	$60,000,000
	Maturity Value: $63,202,500
	Settlement Date: 04/16/07
	Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $835,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 07/01/22 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $860,049,984.
Greenwich Capital Markets, Inc(a)
500,000,000	5.270	10/01/07	500,000,000
	Maturity Value: $513,175,000
	Settlement Date: 08/02/07
	Collateralized by Federal National Mortgage Association, 4.500% to 7.500%, due 08/01/14 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $515,003,734.
Joint Repurchase Agreement Account I
20,000,000	3.984	10/01/07	20,000,000
	Maturity Value: $20,006,640
Joint Repurchase Agreement Account II
5,336,800,000	5.116	10/01/07	5,336,800,000
	Maturity Value: $5,339,075,256
Lehman Brothers Holdings, Inc.
74,400,000	3.980	10/01/07	74,400,000
	Maturity Value: $74,424,676
	Collateralized by U.S. Treasury Notes, 1.875% to 3.625%, due 01/15/08 to 07/15/15. The aggregate market value of the collateral, including accrued interest, was $75,894,340.
Merrill Lynch & Co., Inc.
750,000,000	5.150	10/12/07	750,000,000
	Maturity Value: $753,218,750
	Settlement Date: 09/12/07
	Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 11.000%, due 01/01/16 to 09/01/37 and Federal National Mortgage Association, 4.500% to 9.000%, due 02/01/13 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $772,503,003.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Morgan Stanley & Co., Inc.
$500,000,000	4.680%	12/21/07	$500,000,000
Maturity Value: $505,915,000
Settlement Date: 09/21/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 09/01/22 to 09/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 02/01/21 to 09/01/37. The aggregate market value of the collateral, including accrued interest, was $514,999,966.
UBS Securities LLC
67,700,000	3.900	10/01/07	67,700,000
Maturity Value: $67,722,003
Collateralized by U.S. Treasury Bills, 0.000%, due 02/13/07 to 02/14/08. The aggregate market value of the collateral, including accrued interest, was $69,057,191.
50,000,000	5.290	10/12/07	50,000,000
Maturity Value: $52,674,389
Settlement Date: 10/13/06
Collateralized by Federal National Mortgage Association, 4.500% to 6.500%, due 07/01/20 to 06/01/46. The aggregate market value of the collateral, including accrued interest, was $51,001,097.
480,000,000	4.800	10/31/07	480,000,000
Maturity Value: $482,688,000
Settlement Date: 09/19/07
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 10.500%, due 07/01/08 to 04/01/47 and Federal National Mortgage Association, 4.000% to 11.000%, due 07/01/08 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $489,601,578.
390,000,000	5.290 (a)	11/07/07	390,000,000
Maturity Value: $410,917,542
Settlement Date: 02/05/07
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 9.500%, due 02/01/08 to 09/01/37 and Federal National Mortgage Association, 4.000% to 9.000%, due 09/01/08 to 05/01/47. The aggregate market value of the collateral, including accrued interest, was $397,800,065.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
UBS Securities LLC (continued)
$50,000,000	5.240%	01/04/08	$50,000,000
Maturity Value: $52,612,722
Settlement Date: 01/10/07
Collateralized by Federal Home Loan Mortgage Corp., 6.000% to 6.500%, due 08/01/37 to 09/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 02/01/08 to 07/01/37. The aggregate market value of the collateral, including accrued interest, was $51,003,962.
100,000,000	4.800	09/05/08	100,000,000
Maturity Value: $104,800,000
Settlement Date: 09/11/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 05/01/30 to 02/01/46 and Federal National Mortgage Association, 4.500% to 7.000%, due 10/01/12 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $102,003,098.

TOTAL REPURCHASE AGREEMENTS — UNAFFILIATED ISSUERS			$9,903,900,000

Repurchase Agreement-Affiliated Issuers(b) — 0.4%
Goldman, Sachs & Co.
$50,000,000	5.030%	10/01/07	$50,000,000
Maturity Value: $50,020,958
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 04/01/12 to 05/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 08/01/15 to 09/01/36. The aggregate market value of the collateral, including accrued interest, was $51,499,935.

TOTAL INVESTMENTS — 100.0%			$11,958,822,023

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			3,248,272

NET ASSETS — 100.0%			$11,962,070,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b) Unless noted, all repurchase agreements were entered into on September 28, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 99.7%
Federal Farm Credit Bank
$100,000,000	4.000%		10/01/07	$100,000,000
208,000,000	4.700	(a)	10/01/07	207,958,526
478,000,000	4.710	(a)	10/01/07	477,908,964
141,000,000	4.730	(a)	10/01/07	140,986,722
150,000,000	4.740	(a)	10/01/07	149,982,223
80,000,000	5.525	(a)	10/01/07	79,981,844
38,000,000	4.112	(a)	10/02/07	37,997,987
2,000,000	5.120		10/02/07	1,999,716
123,900,000	5.525	(a)	10/02/07	123,890,692
85,000,000	5.535	(a)	10/02/07	84,989,038
85,000,000	5.525	(a)	10/03/07	84,997,102
25,000,000	5.580	(a)	10/04/07	24,995,904
18,000,000	5.668	(a)	10/06/07	17,997,338
76,000,000	5.100		10/10/07	75,903,100
85,000,000	5.668	(a)	10/13/07	84,984,605
40,000,000	5.210	(a)	10/14/07	39,990,022
75,000,000	5.613	(a)	10/17/07	74,983,504
75,000,000	4.550		10/19/07	74,829,375
20,000,000	5.446	(a)	10/20/07	20,005,300
150,000,000	4.986	(a)	10/23/07	149,975,156
20,000,000	4.996	(a)	10/24/07	19,994,342
95,000,000	5.357	(a)	10/30/07	94,976,608
50,000,000	4.530		11/08/07	49,760,917
135,700,000	4.660		11/08/07	135,032,507
50,000,000	4.530		11/09/07	49,754,625
60,000,000	5.070	(a)	12/24/07	59,988,586
42,000,000	5.220	(a)	03/30/08	41,994,031
Federal Home Loan Bank
41,000,000	4.720	(a)	10/01/07	40,985,592
100,000,000	5.200	(a)	10/01/07	99,980,306
150,000,000	5.200	(a)	10/02/07	149,970,409
114,600,000	4.860		10/05/07	114,538,116
25,000,000	4.870		10/05/07	24,986,472
50,000,000	4.880		10/05/07	49,972,889
737,600,000	5.130		10/10/07	736,654,028
214,281,000	5.135		10/10/07	214,005,917
252,000,000	5.200	(a)	10/10/07	251,933,392
65,000,000	4.600		10/12/07	64,908,639
567,124,000	5.135		10/12/07	566,234,167
205,000,000	5.185	(a)	10/16/07	204,946,129
192,000,000	4.610		10/17/07	191,606,613
26,895,000	4.125		10/19/07	26,879,490
6,400,000	4.500		10/19/07	6,385,600
203,945,000	4.600		10/19/07	203,475,927
171,238,000	4.620		10/19/07	170,842,440
60,187,000	4.630		10/19/07	60,047,667
146,845,000	4.590		10/24/07	146,414,377
55,000,000	4.600		10/26/07	54,824,306
169,436,000	5.120		10/31/07	168,713,073
750,000,000	5.236	(a)	11/11/07	750,000,000
203,500,000	5.390	(a)	11/17/07	203,619,407
700,000,000	5.438	(a)	11/18/07	700,000,000
57,000,000	3.060		11/21/07	56,837,344
420,000,000	5.325	(a)	11/28/07	419,852,216

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$37,900,000	4.700%		12/05/07	$37,578,376
44,219,000	4.880		12/05/07	43,829,381
105,000,000	4.725		12/07/07	104,076,656
95,000,000	4.770		12/07/07	94,156,638
100,000,000	4.780		12/07/07	99,110,389
214,153,000	4.790		12/07/07	212,243,886
182,380,000	4.880		12/07/07	180,723,584
100,000,000	4.710		12/10/07	99,084,167
80,000,000	4.700		12/12/07	79,248,000
100,000,000	4.730		12/12/07	99,054,000
188,000,000	5.486	(a)	12/18/07	187,971,614
50,000,000	4.539		12/19/07	49,501,971
527,000,000	4.550		12/19/07	521,738,051
120,000,000	4.745		12/19/07	118,750,483
320,000,000	5.438	(a)	12/19/07	319,942,229
168,000,000	5.447	(a)	12/19/07	167,952,790
215,000,000	5.428	(a)	12/20/07	214,965,465
35,000,000	3.085		12/21/07	34,845,565
137,200,000	4.555		12/21/07	135,793,872
177,000,000	4.565		12/26/07	175,069,766
66,519,000	4.570		12/26/07	65,792,797
35,314,000	4.565		12/28/07	34,919,935
97,000,000	4.570		12/28/07	95,916,402
190,000,000	4.730		01/22/08	187,179,081
29,375,000	5.125		01/22/08	29,360,641
11,052,000	5.040		01/23/08	10,875,610
85,000,000	5.025		01/25/08	83,623,708
88,000,000	4.625		02/01/08	87,968,174
45,000,000	5.125		02/12/08	44,971,185
200,000,000	5.118	(a)	02/22/08	200,000,000
10,675,000	4.875		03/05/08	10,656,745
20,945,000	4.000		03/10/08	20,833,791
130,000,000	4.750		03/14/08	130,100,547
66,625,000	4.600		04/11/08	66,416,626
80,000,000	5.125		05/21/08	79,938,210
20,000,000	5.125		05/23/08	19,985,280

TOTAL INVESTMENTS—99.7%				$12,328,648,865

OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%				34,833,046

NET ASSETS—100.0%				$12,363,481,911

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 1.8%
Alabama State University Eclipse Funding Trust VRDN RB Series 2006 (XLCA)(U.S. Bank N.A. SPA) (A-1+)(a)
$6,890,000	3.910%	10/04/07	$6,890,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
19,700,000	4.000	10/01/07	19,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	4.040	10/01/07	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	4.040	10/01/07	18,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
4,200,000	4.090	10/01/07	4,200,000
Lower Alabama Gas District Supply VRDN RB Series 2007 A (Societe Generale SPA) (VMIG1)(a)
17,150,000	4.110	10/01/07	17,150,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	3.900	10/04/07	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
8,000,000	4.040	10/01/07	8,000,000
Montgomery County Eclipse Funding Trust VRDN RB Series 2006-0111 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,380,000	3.910	10/04/07	5,380,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1)
12,350,000	4.040	10/01/07	12,350,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
28,600,000	4.110	10/01/07	28,600,000
University of Alabama Lehman Municipal Trust Receipts VRDN RB Floaters Series 2006-K62 Reg D (XLCA) (Lehman Brothers SPA) (VMIG1)(a)
6,340,000	3.980	10/03/07	6,340,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
11,000,000	3.930	10/04/07	11,000,000

			$156,410,000

Alaska — 0.6%
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-162 (FGIC) (Deutsche Bank AG SPA) (F1+)(a)
$21,820,000	3.920%	10/04/07	$21,820,000
Alaska State Housing Finance Corp. Eclipse Funding Trust VRDN RB Series 2006-22 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
12,900,000	3.650	09/18/08	12,900,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank AG SPA) (F1+)(a)
2,090,000	3.920	10/04/07	2,090,000
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-140 (MBIA) (Deutsche Bank AG SPA) (F1+)(a)
10,320,000	3.920	10/04/07	10,320,000
Anchorage Alaska GO TANS Series 2007 (SP-1+)
5,000,000	4.250	12/28/07	5,005,824

			$52,135,824

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — 2.5%
Arizona Health Facilities Authority Municipal Security Trust Certificates VRDN RB Series 2007-333 (Bear Stearns Capital Markets) (A-1+)(a)
$5,000,000	3.920%	10/04/07	$5,000,000
Arizona Health Facilities Authority VRDN RB F Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
48,120,000	3.920	10/04/07	48,120,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/MIG1)
15,000,000	4.500	07/30/08	15,103,366
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2006-1539 (Morgan Stanley SPA) (A-1+)(a)
14,336,000	3.850	10/04/07	14,336,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (VMIG1)(a)
5,120,000	3.920	10/04/07	5,120,000
Chandler GO VRDN Floaters Series 2007-1648 (Morgan Stanley SPA) (A-1+)(a)
9,280,000	3.910	10/04/07	9,280,000
Maricopa County Community College District GO VRDN Merlots Series 2007-C-32 (Bank of New York SPA) (A-1+)(a)
13,385,000	3.920	10/03/07	13,385,000
Phoenix GO VRDN Merlots Series 2007-H05 (Wachovia Bank N.A. SPA) (A-1+)(a)
6,485,000	3.920	10/03/07	6,485,000
Phoenix GO VRDN ROCS-RR-II-R-7005 Series 2007 (Citigroup Financial Products) (A-1+)(a)
4,000,000	3.920	10/04/07	4,000,000
Phoenix Puttable Floating Option GO VRDN Tax-Exempt Receipts P-Floats-EC-1118 (Merrill Lynch Capital Services SPA) (A-1+)(a)
9,055,000	3.970	10/04/07	9,055,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
6,850,000	3.910	10/04/07	6,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)(a)
6,100,000	3.930	10/04/07	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	3.910	10/04/07	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1841 (Morgan Stanley SPA) (VMIG1)(a)
4,142,000	3.910	10/04/07	4,142,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Arizona — (continued)
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters-Series 2007-1840 (Morgan Stanley SPA) (VMIG1)(a)
$5,685,000	3.910%	10/04/07	$5,685,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II-R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)(a)
10,830,000	3.920	10/04/07	10,830,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,875,000	3.930	10/04/07	10,875,000
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A. SPA) (A-1+)(a)
16,500,000	3.930	10/04/07	16,500,000
Salt River Project Agricultural Improvement & Power District VRDN RB ROCS RR-II-640 (Citibank N.A. SPA) (VMIG1)(a)
7,440,000	3.920	10/04/07	7,440,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1+)(a)
4,845,000	3.910	10/04/07	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co.) (A-1+)(a)
4,500,000	3.920	10/04/07	4,500,000

			$223,501,366

Arkansas(a) — 0.0%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley SPA) (VMIG1)
$4,394,000	3.910%	10/04/07	$4,394,000

Colorado — 2.8%
Aurora Water Improvement VRDN RB Floaters Series 2007-2030 (AMBAC) (Morgan Stanley Municipal Products) (F1+)(a)
$35,465,000	3.910%	10/04/07	$35,465,000
Colorado Health Facilities Authority VRDN RB Floaters Series 2007-1646 (Morgan Stanley SPA) (A-1+)(a)
6,230,000	3.910	10/04/07	6,230,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
9,000,000	3.900	10/04/07	9,000,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1031 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
25,310,000	3.970	10/04/07	25,310,000
Colorado Regional Transportation District Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1039 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
17,320,000	3.970	10/04/07	17,320,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Colorado — (continued)
Colorado Regional Transportation District VRDN RB P-Floats-PT-2184 Series 2004 (AMBAC) (RBC Bank N.V.) (F1+)(a)
$16,020,000	3.950%	10/04/07	$16,020,000
Colorado Regional Transportation District VRDN RB Sales Tax Floaters Series 2007-2014 (AMBAC) (Morgan Stanley Municipal Products) (F1+)(a)
45,710,000	3.910	10/04/07	45,710,000
Colorado State General Fund RANS Series 2007 A (SP-1+/MIG1)
71,000,000	4.250	06/27/08	71,270,148
University of Colorado ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Single Series 2005-14 (FGIC) (Lasalle Bank SPA) (F1+)(a)
5,140,000	3.930	10/04/07	5,140,000
University of Colorado Eclipse Funding Trust VRDN RB Series 2006-66 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
21,555,000	3.910	10/04/07	21,555,000

			$253,020,148

Connecticut(a) — 0.1%
Connecticut State GO VRDN P-Floats-PA-879-R Series 2001 (Merrill Lynch Capital Services) (A-1+)
$4,445,000	3.950%	10/04/07	$4,445,000
Connecticut State GO VRDN Putters Series 2001-2111 (JPMorgan Chase Bank N.A. SPA) (A-1+)
8,800,000	3.880	10/04/07	8,800,000

			$13,245,000

Delaware(a) — 0.2%
Delaware Transportation Authority Transit System Revenue Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)
$18,966,000	3.910%	10/04/07	$18,966,000

District of Columbia — 0.4%
Eclipse Funding Trust GO VRDN Related to the District of Columbia Series 2007-0058 (FGIC) (U.S. Bank N.A.SPA) (A-1+)(a)
$4,600,000	3.920%	10/04/07	$4,600,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. SPA) (A-1+/P-1)
32,200,000	3.720	10/16/07	32,200,000

			$36,800,000

Florida — 6.4%
Broward County Electrical BB&T Municipal Trust GO VRDN Floaters Series 2015 (Branch Banking & Trust) (VMIG1)(a)
$11,055,000	3.900%	10/04/07	$11,055,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Broward County Electrical Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1095 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$1,990,000	3.970%	10/04/07	$1,990,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P-1)
16,784,000	3.730	10/05/07	16,784,000
21,000,000	3.750	11/09/07	21,000,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
5,670,000	3.920	10/04/07	5,670,000
Florida State Board of Education GO VRDN Eagle Series 2007-0048 Class A (Bayerische Landesbank SPA) (A-1)(a)
21,445,000	3.920	10/04/07	21,445,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Bayerische Landesbank SPA) (A-1)(a)
26,850,000	3.920	10/04/07	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(a)
6,565,000	3.930	10/04/07	6,565,000
Florida State Board of Education GO VRDN Municipal Securities Trust Certificates Series 2006-7022 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
7,500,000	3.920	10/04/07	7,500,000
Florida State Board of Education GO VRDN ROCS RR-II-R-11197 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,360,000	3.920	10/04/07	8,360,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1053 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
55,255,000	3.970	10/04/07	55,255,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1149 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,270,000	3.990	10/04/07	7,270,000
Florida State Board of Education Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1002L (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
68,605,000	3.970	10/04/07	68,605,000
Florida State Department of Environmental Protection Puttable Floating Option Tax-Exempt Receipts VRDN RB P Floats-EC-1027 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
9,915,000	3.970	10/04/07	9,915,000
Florida State Department of Environmental Protection Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1025 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
53,240,000	3.970	10/04/07	53,240,000
Florida State DOT GO Bonds Right of Way Series 2003 A (Aa1/AAA)
5,035,000	5.000	07/01/08	5,083,781
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1)(a)
5,216,000	3.910	10/04/07	5,216,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	4.070	10/01/07	1,930,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
29,500,000	3.690	12/12/07	29,500,000
Jacksonville Water & Sewer Systems VRDN RB Floaters Series 2007-1653 (Morgan Stanley SPA) (F1+)(a)
5,319,500	3.910	10/04/07	5,319,500

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Miami-Dade County Eclipse Funding Trust VRDN RB Series 2006-0049 (FGIC) (U.S. Bank N.A. SPA) (A-1+)(a)
$11,320,000	3.920%	10/04/07	$11,320,000
Miami-Dade County Educational Facilities Authority VRDN RB Floater Series 2007-1771 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
13,603,000	3.910	10/04/07	13,603,000
Miami-Dade County, FL ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V. SPA) (VMIG1)
14,265,000	3.930	10/04/07	14,265,000
Miami-Dade County School District TANS Series 2007 (MIG1)(c)
46,000,000	4.000	10/03/08	46,265,420
Miami Dade County Transit Sales Eclipse Funding Trust VRDN RB Series 2006-0059 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
18,610,000	3.910	10/04/07	18,610,000
Orange, FL ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Trust Certificates Series 2002-27 (FGIC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
10,480,000	3.930	10/04/07	10,480,000
Palm Beach County School District CP (Bank of America N.A. LOC) (A1+/P1)
13,800,000	3.750	02/14/08	13,800,000
6,500,000	3.550	03/13/08	6,500,000
Palm Beach County Water & Sewer VRDN RB ROCS-RR-II-R-877 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
9,885,000	3.920	10/04/07	9,885,000
South Miami Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PA-1493 (Merrill Lynch SPA) (A-1+)(a)
4,910,000	3.990	10/04/07	4,910,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
36,915,000	3.650	10/18/07	36,915,000
Tallahassee Energy Systems VRDN RB Eagle Series 2007-0111 A (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(a)
6,900,000	3.910	10/04/07	6,900,000
University of Miami Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1020 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,820,000	3.970	10/04/07	8,820,000

			$570,826,701

Georgia — 3.2%
Albany-Dougherty County Hospital Authority VRDN RB Phobe Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$1,300,000	4.080%	10/01/07	$1,300,000
Appling County Development Authority VRDN PCRB Georgia Power Co. Plant Hatch Project Series 1997 (A-1/VMIG1)
1,900,000	4.020	10/01/07	1,900,000
Cobb County Development Authority VRDN PCRB Georgia Power Co. Plant Project Series 1991 (VMIG1)
7,730,000	3.950	10/01/07	7,730,000
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R-567 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	3.920	10/04/07	3,135,000
Douglas County School District GO VRDN ROCS-RR-II-R-11061 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,065,000	3.920	10/04/07	5,065,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(a)
$22,585,000	3.920%	10/04/07	$22,585,000
Fulton County Water & Sewer VRDN RB Eagle Series 2005-005 A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,295,000	3.930	10/04/07	4,295,000
Georgia Municipal Electric Authority Power VRDN RB Municipal Securities Trust Receipts SGB 68 A Series 2007 (FGIC) (Societe Generale SPA) (A-1+)(a)
11,205,000	3.910	10/04/07	11,205,000
Georgia Oglethorpe CP Series 2006 A (AMBAC) (Rabobank Nederland SPA) (VMIG1/A1+)
21,975,000	3.750	10/05/07	21,975,000
Georgia State GO Bonds Series 2002 D (Aaa/AAA)
6,100,000	5.250	08/01/08	6,178,651
Georgia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-241 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,115,000	3.990	10/04/07	5,115,000
Georgia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-272 Series 2007 (Merrill Lynch Capital Services) (F1+)(a)
16,690,000	3.930	10/04/07	16,690,000
Georgia State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-273 Series 2007 (Merrill Lynch Capital Services) (F1+)(a)
14,665,000	3.930	10/04/07	14,665,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas SPA) (F1+)(a)
18,000,000	3.950	10/04/07	18,000,000
Metropolitan Atlanta Rapid Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-3945 Series 2007 (FGIC) (Dexia Credit Local SPA) (F1+)(b)
6,550,000	3.800	03/06/08	6,550,000
Metropolitan Atlanta Rapid Transit Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PT-4017 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
9,845,000	3.920	10/04/07	9,845,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS RR-II-R-10107 Series 2007 (MBIA) (Citigroup Financial Product SPA) (A-1+)(a)
14,120,000	3.920	10/04/07	14,120,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG SPA)
23,000,000	3.750	10/09/07	23,000,000
Putnam County Development Authority VRDN PCRB Georgia Power Co. Plant Branch Project Series 1998 (A-1)
3,525,000	4.020	10/01/07	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	4.070	10/01/07	2,785,000
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1018 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
62,655,000	3.970	10/04/07	62,655,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Georgia — (continued)
State of Georgia Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1019 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$21,025,000	3.970%	10/04/07	$21,025,000

			$283,343,651

Hawaii — 1.2%
ABN AMRO Munitops Certificate Trust VRDN RB for Honolulu, HI Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$21,040,000	3.930%	10/04/07	$21,040,000
Hawaii State VRDN RB P-Floats-PT 960 Series 2006 (FSA) (BNP Paribas N.A. SPA) (F1+)(a)
5,900,000	3.920	10/04/07	5,900,000
Honolulu City & County Wastewater System VRDN RB Eagle Series 2007-0120 A (FGIC) (Banco Bilbao Vizcaya) (A-1+)(a)
5,845,000	3.910	10/04/07	5,845,000
Honolulu GO CP Series H (Westdeutsche Landesbank SPA) (A1/P1)
54,700,000	3.730	02/06/08	54,700,000
University of Hawaii VRDN RB Eagle Series 2007-0089 A (MBIA) (DZ Bank SPA) (A-1)(a)
19,800,000	3.910	10/04/07	19,800,000

			$107,285,000

Idaho — 0.3%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
$27,500,000	4.500%	06/30/08	$27,652,213

Illinois — 8.9%
Chicago Board of Education Municipal Securities Trust Certificates GO VRDN Series 1999-71 A (FGIC) (Bear Stearns SPA) (A-1)(a)
$28,940,000	3.920%	10/04/07	$28,940,000
Chicago GO VRDN Eagle Series 2007-0141 A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,820,000	3.920	10/04/07	4,820,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A1+)(a)
8,910,000	3.930	10/04/07	8,910,000
Chicago GO VRDN Floaters Series 2006-1435 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
8,822,000	3.910	10/04/07	8,822,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Bank of New York SPA) (VMIG1)(a)
6,000,000	3.920	10/03/07	6,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
$4,755,000	3.990%	10/04/07	$4,755,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
5,255,000	3.990	10/04/07	5,255,000
Chicago, IL Austin Trust GO VRDN Certificates Series 2007-171 (AMBAC) (Bank of America N.A. SPA) (A-1+)(a)
3,970,000	3.920	10/04/07	3,970,000
Chicago Metropolitan Water District Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2007-K50W Reg D (Lehman Liquidity Co. SPA) (VMIG1)(a)
7,280,000	3.930	10/03/07	7,280,000
Chicago Metropolitan Water District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-3964 Series 2007 (Dexia Credit Local SPA) (F1+)(b)
7,095,000	3.770	02/28/08	7,095,000
Chicago Metropolitan Water Reclamation District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Trust Certificates Series 2006-29 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
17,400,000	3.930	10/04/07	17,400,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
10,000,000	3.900	10/04/07	10,000,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR-II-R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
4,890,000	3.920	10/04/07	4,890,000
Chicago Metropolitan Water Reclamation District VRDN RB ROCS RR II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
5,000,000	3.920	10/04/07	5,000,000
Chicago Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4123 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
12,395,000	3.950	10/04/07	12,395,000
Chicago Transportation Authority Deutsche Bank Spears Lifers Trust GO VRDN Series 2007-DB257 (AMBAC) (Deutsche Bank A.G. SPA) (A-1+)(a)
11,280,000	3.920	10/04/07	11,280,000
Chicago Transportation Authority Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-314 (AMBAC) (Deutsche Bank A.G. SPA) (A-1+)(a)
9,610,000	3.950	10/04/07	9,610,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York SPA) (VMIG1)(a)
15,220,000	3.920	10/03/07	15,220,000
Chicago Water VRDN RB Floaters Series 2007-2011 (AMBAC) (Morgan Stanley Municipal Products) (F1+)(a)
5,545,000	3.910	10/04/07	5,545,000
City of Chicago Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-275 (AMBAC) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,430,000	3.990	10/04/07	5,430,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
City of Chicago Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-312 (FSA) (Deutsche Bank A.G. SPA) (A-1+)(a)
$18,645,000	3.950%	10/04/07	$18,645,000
City of Chicago Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-334 (Deutsche Bank A.G. SPA) (FGIC) (A-1+)(a)
8,000,000	3.950	10/04/07	8,000,000
DuPage County Forrest Preservation District GO VRDN P-Floats-PT-3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
11,545,000	3.950	10/04/07	11,545,000
City of Chicago Eclipse Funding Trust GO VRDN for Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,215,000	3.800	07/10/08	6,215,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
14,360,000	3.930	10/04/07	14,360,000
DuPage, IL ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2006-33 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
12,180,000	3.930	10/04/07	12,180,000
Illinois Development Finance Authority VRDN RB Evanston Northwestern Series 2001 C (Bank One N.A. LOC) (A-1+/VMIG1)
10,975,000	3.930	10/04/07	10,975,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg D (Lehman Brothers SPA) (VMIG1)(a)
4,750,000	3.990	10/03/07	4,750,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
11,745,000	3.910	10/04/07	11,745,000
Illinois Finance Authority VRDN RB Floaters Series 2007-1766 (Morgan Stanley N.A. SPA) (F1+)(a)
5,195,500	3.910	10/04/07	5,195,500
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc. SPA) (A-1+)(a)
5,570,000	3.920	10/04/07	5,570,000
Illinois Health System Evanston Hospital CP Series 1987 D (A1+)
17,500,000	3.750	11/08/07	17,500,000
Illinois Health System Evanston Hospital CP Series 1995 (A1+/VMIG1)
41,000,000	3.630	11/05/07	41,000,000
Illinois Municipal Electric Agency Power Supply VRDN RB Putters Series 2007-2123 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,000,000	3.920	10/04/07	6,000,000
Illinois Municipal Electric Agency Power Supply VRDN RB Putters Series 2007-2128 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,000,000	3.920	10/04/07	8,000,000
Illinois Sales Tax Merlot Ser A102
20,390,000	3.920	10/03/07	20,390,000
Illinois State GO Certificates Series 2007 (SP-1+/MIG1)
185,000,000	4.250	11/09/07	185,096,200
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.930	10/04/07	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	3.920	10/04/07	3,500,000
Illinois State GO VRDN P-Floats-PT-3523 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
5,990,000	3.920	10/04/07	5,990,000
Illinois State GO VRDN Putters Series 2007-2183 (JPMorgan Chase SPA) (A-1+)(a)
5,500,000	3.920	10/04/07	5,500,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A. SPA) (F1+)(a)
4,780,000	3.920	10/04/07	4,780,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Illinois State GO VRDN ROCS-RR-II-R-6065 (Citibank N.A. SPA) (F1+)(a)
$4,380,000	3.920%	10/04/07	$4,380,000
Illinois State Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K25 Reg D (FGIC) (Lehman Brothers SPA) (VMIG1)(a)
16,455,000	3.930	10/03/07	16,455,000
Illinois State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4095 Series 2007 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,300,000	3.950	10/04/07	6,300,000
Illinois State Sales Tax VRDN RB Spears Series 2005 DB-165 (FSA) (Deutsche Bank A.G. SPA) (F1+)(a)
10,540,000	3.920	10/04/07	10,540,000
Illinois State Toll Highway Authority VRDN RB P-Floats-MT 270 Series 2006 (FSA) (Bayerische Landesbank SPA) (F1+)(a)
14,995,000	3.920	10/04/07	14,995,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
6,500,000	3.930	10/04/07	6,500,000
Metropolitan Pier & Exposition Authority Hospital Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
17,935,000	3.920	10/04/07	17,935,000
Metropolitan Pier & Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-/+)(a)
19,205,000	3.930	10/04/07	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2002 A41 (FGIC) (Bank of New York N.A. SPA) (VMIG1)(a)
8,370,000	3.920	10/03/07	8,370,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(a)
14,770,000	3.920	10/04/07	14,770,000
Regional Transportation Authority VRDN RB Macon Certificates Series 2004-A (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
6,665,000	3.920	10/04/07	6,665,000
Regional Transportation Authority VRDN RB Macon Certificates Trust Series 2006-K (MBIA) (Bank of America N.A. SPA) (VMIG1)(a)
5,505,000	3.920	10/04/07	5,505,000
Regional Transportation Authority VRDN RB P-Floats-PT-3871 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
6,800,000	3.920	10/04/07	6,800,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(a)
5,865,000	3.990	10/04/07	5,865,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2005-119 (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
8,230,000	3.920	10/04/07	8,230,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(a)
7,405,000	3.910	10/04/07	7,405,000
Springfield, IL Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-261 (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
9,450,000	3.950	10/04/07	9,450,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Springfield, IL Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1046 Series 2007 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
$6,100,000	3.970%	10/04/07	$6,100,000
State of Illinois ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Trust Certificates Series 2002-30 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
22,345,000	3.930	10/04/07	22,345,000
University of Illinois Austin Trust Certificates VRDN RB Series 2007-166 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
5,410,000	3.920	10/04/07	5,410,000

			$796,778,700

Indiana(a) — 1.8%
Anderson School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank AG SPA) (A-1+)
$10,950,000	3.920%	10/04/07	$10,950,000
Indiana Finance Authority Austin Trust Certificates VRDN RB Series 2007-149 (FGIC) (Bank of America N.A. SPA) (A-1+)
9,040,000	3.920	10/04/07	9,040,000
Indiana Finance Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1084 (Merrill Lynch Capital Services SPA) (F1+)
11,940,000	3.970	10/04/07	11,940,000
Indiana Health & Educational Facility Financing Authority VRDN RB ROCS RR-II-R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)
9,125,000	3.920	10/04/07	9,125,000
Indiana Highway ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2007-46 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
24,870,000	3.930	10/04/07	24,870,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)
12,860,000	3.900	10/04/07	12,860,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank N.A. SPA) (VMIG1)
5,270,000	3.920	10/04/07	5,270,000
Indiana Transportation Finance Authority ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
24,560,000	3.930	10/04/07	24,560,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)
10,995,000	3.920	10/04/07	10,995,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10098 Series 2007 (Citibank N.A. SPA) (A-1+)
11,615,000	3.920	10/04/07	11,615,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)
4,240,000	3.920	10/04/07	4,240,000
Indianapolis Local Public Improvement Bond Bank VRDN RB ROCS RR-II-R-10103 Series 2007 (MBIA) (Citigroup, Inc. SPA) (A-1+)
17,070,000	3.920	10/04/07	17,070,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)
5,150,000	3.990	10/04/07	5,150,000

			$157,685,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Iowa — 0.5%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$5,900,000	3.930%	10/03/07	$5,900,000
Des Moines Metropolitan Wastewater Eclipse Funding Trust VRDN RB Series 2006-0084 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,470,000	3.910	10/04/07	6,470,000
Des Moines Metropolitan Wastewater Reclamation Authority Sewer VRDN RB Floater Series 2007-1950 (MBIA) (Morgan Stanley Municipal Products) (F1+)(a)
12,265,000	3.910	10/04/07	12,265,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,895,000	3.930	10/03/07	21,895,000

			$46,530,000

Kansas(a) — 0.4%
Douglas County Unified School District No. 497 GO VRDN P-Floats-PT-3496 Series 2006) (MBIA)(Merrill Lynch Capital Services SPA) (F1+)
$9,540,000	3.950%	10/04/07	$9,540,000
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)
5,655,000	3.920	10/04/07	5,655,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)
20,235,000	3.930	10/04/07	20,235,000

			$35,430,000

Kentucky — 0.9%
Kentucky Asset/Liability Commission General Fund TRANS Series 2007 A (SP-1+/MIG1)
$2,000,000	4.500%	06/26/08	$2,010,874
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006-A (Societe Generale SPA) (A-1+/VMIG1)
25,573,000	4.110	10/01/07	25,573,000
Kentucky State Property & Buildings Commission VRDN RB P-Floats-PT 3912 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(b)
15,270,000	3.800	03/13/08	15,270,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
2,500,000	3.930	10/04/07	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kentucky — (continued)
Louisville & Jefferson County Metropolitan Sewer District ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2006-38 (AMBAC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$8,145,000	3.930%	10/04/07	$8,145,000
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Floating Rate Receipts Series 1999 SG 132 (FGIC) (Societe Generale SPA) (A-1+)(a)
16,930,000	3.910	10/04/07	16,930,000
Louisville & Jefferson County Water & Sewer District ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Trust Certificates Series 2005-29 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)(a)
9,000,000	3.930	10/04/07	9,000,000

			$79,428,874

Louisiana — 0.3%
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop, Inc. Series 1992 (SunTrust Bank LOC) (VMIG1)
$29,350,000	3.920%	10/03/07	$29,350,000

Maryland — 1.6%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (A1+/P1)
$18,000,000	3.730%	10/05/07	$18,000,000
Maryland Health & Higher Education for John Hopkins CP Series 2007 B (A1+/P1)
6,350,000	3.700	10/10/07	6,350,000
2,200,000	3.750	11/13/07	2,200,000
Maryland Health & Higher Education for John Hopkins CP Series 2007 B (Wachovia Bank N.A. SPA) (A1+/P1)
11,000,000	3.890	10/04/07	11,000,000
Maryland State GO VRDN Putters Series 2007-1790-B (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,600,000	3.920	10/04/07	4,600,000
Maryland State GO VRDN ROCS RR-II-R-11162 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,485,000	3.920	10/04/07	6,485,000
Maryland State VRDN RB ROCS RR-II-R-9036 Series 2006 (Citigroup Financial Products) (VMIG1)(a)
7,775,000	3.920	10/04/07	7,775,000
Prince Georges County GO VRDN Merlots Series 2007-H06 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,365,000	3.920	10/03/07	5,365,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1013 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
13,105,000	3.970	10/04/07	13,105,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1030 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
46,050,000	3.970	10/04/07	46,050,000
State of Maryland Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1072 (Merrill Lynch Capital Services SPA) (F1+)(a)
18,250,000	3.970	10/04/07	18,250,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/Aa2)
8,000,000	5.000	04/01/08	8,050,727

			$147,230,727

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — 1.9%
Commonwealth of Massachusetts BB&T Municipal Trust GO VRDN Floaters Series 2005 (Branch Banking & Trust) (VMIG1)(a)
$6,450,000	3.900%	10/04/07	$6,450,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	3.930	10/04/07	5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB P-Floats-PT-3684 Series 2006 (Dexia Credit Local SPA) (A-1+)(a)
5,510,000	3.950	10/04/07	5,510,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,720,000	3.910	10/04/07	6,720,000
Massachusetts Bay Transportation Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-21 (BNP Paribas SPA) (A-1)(a)(c)
6,240,000	3.900	10/04/07	6,240,000
Massachusetts Bay Transportation Authority UBS Municipal CRVS VRDN RB Floaters Series 2007-30 (Landesbank Hessen-Thueringen SPA) (A-1)(a)(c)
9,500,000	3.900	10/04/07	9,500,000
Massachusetts State Development Finance Agency VRDN RB Floaters Series 2007-1996 (Morgan Stanley Municipal Products) (A-1+)(a)
15,375,000	3.900	10/04/07	15,375,000
Massachusetts State GO VRDN Floater Series 2007-1798 (CIFG) (DePfa Bank PLC SPA) (A-1)(a)
25,000,000	3.910	10/04/07	25,000,000
Massachusetts State GO VRDN P-Float-PT-2758 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)(a)
3,880,000	3.950	10/04/07	3,880,000
Massachusetts State GO VRDN P-Floats-PT-1576 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,825,000	3.950	10/04/07	7,825,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,865,000	3.910	10/04/07	4,865,000
Massachusetts State Health & Educational Facilities Authority Harvard Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-3973 Series 2007 (Merrill Lynch Capital Services SPA) (A-1+)(a)
13,240,000	3.930	10/04/07	13,240,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(a)
17,090,000	3.920	10/04/07	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB P-Floats-PA 891 Series 2001 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,900,000	3.950	10/04/07	4,900,000
Massachusetts State Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2006-P113 Reg D (Lehman Liquidity Co. SPA) (VMIG1)(a)
4,975,000	3.980	10/03/07	4,975,000
Massachusetts State Water Pollution Abatement Trust VRDN RB Putters Series 2007-2049 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,285,000	3.910	10/04/07	5,285,000
Massachusetts State Water Resources Authority CP Series 2007-94 (Bayerische Landesbank LOC) (A-1+/P-1)
15,000,000	3.750	10/09/07	15,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Massachusetts — (continued)
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2007-1889 (Morgan Stanley SPA) (F1+)(a)
$5,135,000	3.910%	10/04/07	$5,135,000
Massachusetts Water Resources Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4206 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
11,385,000	3.930	10/04/07	11,385,000

			$173,435,000

Michigan — 2.2%
Detroit City School District GO VRDN P-Floats-PT 3556 Series 2006 (FGIC) (Dexia Credit Local SPA) (F1+)(a)
$13,530,000	3.920%	10/04/07	$13,530,000
Detroit ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Trust Certificates Series 2004-39 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
14,635,000	3.930	10/04/07	14,635,000
Detroit, MI ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Trust Certificates Series 2002-29 (FGIC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
7,000,000	3.930	10/04/07	7,000,000
Detroit Sewer Disposal VRDN RB Eagle Series 2006-0127 (FGIC) (Rabobank N.A. SPA) (A-1+)(a)
19,600,000	3.930	10/04/07	19,600,000
Detroit Sewer Disposal VRDN RB Floaters Series 2005-1182 (FGIC) (Rabobank Nederland SPA) (A-1)(a)
8,700,000	3.910	10/04/07	8,700,000
Detroit Sewer Disposal VRDN RB Floaters Series 2006-1441 (FGIC) (Morgan Stanley Municipal Products) (F1+)(a)
914,000	3.910	10/04/07	914,000
Detroit Sewer Disposal VRDN RB P-Floats-MT-370 Series 2007 (MBIA) (DePfa Bank PLC SPA) (F1+)(a)
7,995,000	3.920	10/04/07	7,995,000
Detroit Sewer Disposal VRDN RB ROCS RR II R-10169 Series 2007 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
11,245,000	3.920	10/04/07	11,245,000
Detroit Water Supply Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Trust Certificates Series 2003-3 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.930	10/04/07	5,000,000
Detroit Water Supply Systems VRDN RB Putters Series 2007-2145 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,630,000	3.920	10/04/07	9,630,000
Kentwood Public Schools GO VRDN Eagle Series 2003-0024 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
9,585,000	3.930	10/04/07	9,585,000
Michigan Municipal Bond Authority VRDN RB P-Floats-PT-3076 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
4,820,000	3.800	02/28/08	4,820,000
Michigan Municipal Bond Authority VRDN RB P-Floats-PT-397 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,535,000	3.920	10/04/07	5,535,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
14,920,000	3.920	10/04/07	14,920,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Michigan — (continued)
Michigan State Building Authority VRDN RB Eagle Series 2006-0142 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
$10,500,000	3.930%	10/04/07	$10,500,000
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A. SPA) (A-1+)(a)
4,100,000	3.930	10/04/07	4,100,000
Michigan State Building Authority VRDN RB Multi-Modal Facilities Program Series 2005-IIA (Depfa Bank PLC LOC) (A-1/VMIG1)
4,620,000	3.930	10/04/07	4,620,000
Michigan State GO VRDN Floaters Series 2006-1491 (FGIC) (Morgan Stanley SPA) (A-1+)(a)
10,770,000	3.910	10/04/07	10,770,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
4,980,000	3.910	10/04/07	4,980,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+/MIG1)(a)
30,165,000	3.930	10/04/07	30,165,000

			$198,244,000

Minnesota — 2.1%
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1809 (Morgan Stanley SPA) (A-1+)(a)
$3,708,000	3.910%	10/04/07	$3,708,000
Hennepin County Minnesota Sales Tax VRDN RB Floaters Series 2007-1810 (Morgan Stanley SPA) (A-1+)(a)
3,717,000	3.910	10/04/07	3,717,000
Minneapolis & St. Paul Airport Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-337 (A-1+) (AMBAC) (Deutsche Bank SPA)(a)
8,600,000	3.950	10/04/07	8,600,000
Minneapolis & St. Paul Metropolitan Airports Commission Municipal Security Trust Certificates VRDN RB Series 2007-288 A (AMBAC) (Bear Stearns Capital Markets) (A-1)(a)
16,020,000	3.920	10/04/07	16,020,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	3.930	10/04/07	3,300,000
Minnesota State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4016 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,535,000	3.930	10/04/07	10,535,000
Minnesota State Refunding GO Bonds Series 2003 (AAA/Aa1)
5,900,000	5.000	08/01/08	5,964,092
Minnesota State VRDN RB Floater Series 2006-1462 (Morgan Stanley SPA) (F1+)(a)
16,700,000	3.850	10/04/07	16,700,000
Minnesota State VRDN RB Putters Series 2006-1421 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,415,000	3.920	10/04/07	14,415,000
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,500,000	3.920	10/04/07	5,500,000
University of Minnesota CP Series 2007 (A-1+/P-1)
11,200,000	3.750	10/03/07	11,200,000
12,365,000	3.750	10/09/07	12,365,000
62,480,000	3.670	10/15/07	62,480,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Minnesota — (continued)
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
$7,165,000	3.920%	10/04/07	$7,165,000
Washington County, MN Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PZ-262 Series 2007 (Merrill Lynch Capital Services SPA) (A-1+)(a)
7,300,000	3.990	10/04/07	7,300,000

			$188,969,092

Mississippi — 0.2%
Jackson County Port Facility VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$4,500,000	4.100%	10/01/07	$4,500,000
Mississippi Development Bank Special Obligation VRDN RB Merlots Series 2006-D05 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(a)(c)
7,805,000	3.920	10/03/07	7,805,000
Mississippi State GO VRDN ROCS RR-II-R-10182 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,000,000	3.920	10/04/07	9,000,000

			$21,305,000

Missouri(a) — 2.3%
City of Springfield, MO ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
$15,000,000	3.930%	10/04/07	$15,000,000
City of Springfield Municipal Securities Trust Certificates VRDN RB Series 2007-343 Class A (FGIC) (Bear Stearns & Co. SPA) (VMIG1)
17,665,000	3.920	10/04/07	17,665,000
Jackson County, MO Eclipse Funding Trust VRDN RB Solar Certificates Series 2007-0062 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)
6,005,000	3.920	10/04/07	6,005,000
Missouri Development Finance Board Cultural Facilities VRDN RB Merlots Series 2007-H07 (Wachovia Bank N.A. SPA) (A-1+)
12,790,000	3.920	10/03/07	12,790,000
Missouri Health and Education Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (ABN AMRO Bank N.V. SPA) (VMIG1)
9,050,000	3.930	10/04/07	9,050,000
Missouri Highway Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-488 Series 2007 (RBC Bank N.V. SPA) (F1+)
4,995,000	3.920	10/04/07	4,995,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-496 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)
15,000,000	3.950	10/04/07	15,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-497 Series 2007 (Bayerische Hypo unde SPA) (F1)
8,000,000	3.950	10/04/07	8,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-499 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)
36,000,000	3.950	10/04/07	36,000,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-500 Series 2007 (RBC Bank N.V. SPA) (F1+)
40,000,000	4.140	10/04/07	40,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Missouri — (continued)
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley SPA) (A-1+)
$10,590,500	3.910%	10/04/07	$10,590,500
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)
21,070,000	3.910	10/04/07	21,070,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2007-1995 (Morgan Stanley Municipal Products) (A-1+)
2,285,000	3.910	10/04/07	2,285,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co. SPA) (A-1+)
5,000,000	3.920	10/04/07	5,000,000
St. Louis Board of Education GO VRDN ROCS RR-II-R-11121 Series 2007 (Citibank N.A. SPA) (XLCA) (A-1+)
5,225,000	3.920	10/04/07	5,225,000

			$208,675,500

Nebraska — 0.9%
American Public Energy Agency Nebraska Gas Supply VRDN RB Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
$15,000,000	3.870%	10/04/07	$15,000,000
Douglas County School District GO VRDN ROCS-RR-II-R-4058 No. 1 Series 2003 (Citibank N.A. SPA) (A-1+)(a)
7,280,000	3.920	10/04/07	7,280,000
Douglas County School District No. 001 GO VRDN P-Floats-PT-2060 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,625,000	3.950	10/04/07	6,625,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	3.920	10/04/07	5,995,000
Omaha Public Power District VRDN RB Eagle Series 2005-3008 A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
12,760,000	3.920	10/04/07	12,760,000
Omaha Public Power District VRDN RB Eagle Series 2006-0104A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
22,135,000	3.920	10/04/07	22,135,000
Public Power Generation Agency VRDN RB Eagle Series 2007-0009 A (AMBAC) (Bayerische Landesbank SPA) (A-1)(a)
10,000,000	3.910	10/04/07	10,000,000

			$79,795,000

Nevada — 2.8%
Clark County Airport Municipal Security Trust Certificates VRDN RB Revenue Series 2007-330 A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
$9,000,000	3.920%	10/04/07	$9,000,000
Clark County Airport VRDN RB Eagle Series 2005-0024A (FGIC) (Banco Bilbao Vizcaya Argentiaria SA) (A-1+)(a)
17,205,000	3.910	10/04/07	17,205,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(a)
$3,425,000	3.950%	10/04/07	$3,425,000
Clark County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0146 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(b)
23,915,000	3.750	03/13/08	23,915,000
Clark County GO VRDN Eagle Series 2007-0011 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
18,800,000	3.910	10/04/07	18,800,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1+)(a)
7,000,000	3.910	10/04/07	7,000,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(b)
11,855,000	3.800	02/13/08	11,855,000
Clark County GO VRDN Putters Series 2007-2113 (AMBAC) (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
9,600,000	3.920	10/04/07	9,600,000
Clark County Highway Improvement VRDN RB Merlots Series 2007-12 D (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,690,000	3.920	10/03/07	4,690,000
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA)(AAA/Aaa)
4,200,000	4.000	06/01/08	4,215,185
Clark County School District GO VRDN Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,930,000	3.920	10/04/07	2,930,000
Clark County UBS Municipal CRVS GO VRDN NV Floaters Series 2006-5 (PSA) (BNP Paribas SPA) (A-1+)(a)
10,460,000	3.920	10/04/07	10,460,000
Las Vegas Convention Center CP Series 2007 (Bank of Nova Scotia, Fortis Bank, and State Street Bank LOC) (A-1+/P-1)
14,000,000	3.900	10/09/07	14,000,000
Las Vegas Eclipse Funding Trust VRDN RB Series 2006-0083 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
8,290,000	3.910	10/04/07	8,290,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas & Lloyds TSB Bank SPA) (A1+/P1)
13,500,000	3.900	10/04/07	13,500,000
15,000,000	3.900	10/09/07	15,000,000
4,000,000	3.700	10/10/07	4,000,000
Nevada State Austin Trust Certificates GO VRDN Series 2007-170 (FGIC) (Bank of America N.A. SPA) (A-1+)(a)
11,115,000	3.920	10/04/07	11,115,000
Nevada State GO Capital Improvements Series 1998 B (AA+/Aa1)
3,600,000	5.000	06/01/08	3,629,356
North Las Vegas ABN AMRO Munitops Certificate Trust VRDN RB Series 2006-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
13,600,000	3.930	10/04/07	13,600,000
Truckee Meadows Water Authority Eclipse Funding Trust VRDN RB Series 2007-0015 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
29,960,000	3.910	10/04/07	29,960,000
Truckee Meadows Water Authority Eclipse Funding Trust VRDN RB Series 2007-0044 (XLCA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,375,000	3.920	10/04/07	5,375,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — (continued)
Washoe County Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-0142 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(b)
$8,510,000	3.800%	07/10/08	$8,510,000

			$250,074,541

New Jersey — 0.5%
New Jersey Economic Development Authority VRDN RB P-Float-1533 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(b)
$950,000	3.780%	03/13/08	$950,000
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
46,000,000	4.500	06/24/08	46,294,337

			$47,244,337

New Mexico — 0.2%
New Mexico Financing Authority Trust Eclipse Funding Trust VRDN RB Series 2006 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
$9,280,000	3.910%	10/04/07	$9,280,000
New Mexico State Highway Commission Tax RB Senior-Subordinated Lien Series 2001 A (AAA/Aa2)
5,000,000	5.000	06/15/08	5,053,626

			$14,333,626

New York — 3.2%
New York City GO VRDN Floater Series 2007-1973 (Morgan Stanley Municipal Products) (A-1+)(a)
$12,355,000	3.900%	10/04/07	$12,355,000
New York City GO VRDN Floater Series 2007-1974 (Morgan Stanley Municipal Products) (A-1+)(a)
10,000,000	3.900	10/04/07	10,000,000
New York City GO VRDN Floater Series 2007-2001 (Morgan Stanley Municipal Products) (A-1+)(a)
14,430,000	3.900	10/04/07	14,430,000
New York City GO VRDN Stars Series 2007-047 (BNP Paribas N.A. SPA) (VMIG1)(a)(c)
32,775,000	3.900	10/04/07	32,775,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2007-1694 (Morgan Stanley Municipal Products) (A-1+)(a)
23,030,000	3.900	10/04/07	23,030,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A1+/P1)
107,700,000	3.780	10/09/07	107,700,000
New York City Transitional Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1036 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,100,000	3.950	10/04/07	5,100,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley Municipal Products) (A-1+)(a)
4,900,000	3.900	10/04/07	4,900,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
15,470,000	3.900	10/04/07	15,470,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB Putters Series 2007-2114 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$7,400,000	3.910%	10/04/07	$7,400,000
New York State Dormitory Authority Columbia University VRDN RB Putters Series 2007-2147 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,625,000	3.900	10/04/07	7,625,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.920	10/04/07	10,000,000
New York State Housing Finance Agency Personal Income Tax VRDN RB Floats PT-2553 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,185,000	3.950	10/04/07	4,185,000
New York State Thruway Authority Personal Income Tax VRDN RB Putters Series 2007-2085 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,400,000	3.900	10/04/07	9,400,000
New York State Urban Development Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1109 Series 2007 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,820,000	3.950	10/04/07	4,820,000
New York, NY UBS Municipal CRVS GO VRDN Floaters Series 2007-24 (Landesbank Hessen-Thueringen SPA) (A-1)(a)(c)
7,980,000	3.900	10/04/07	7,980,000
New York, NY UBS Municipal CRVS GO VRDN Series 2007-31 (Landesbank Hessen-Thueringen SPA) (A-1)(a)(c)
10,595,000	3.900	10/04/07	10,595,000

			$287,765,000

North Carolina — 2.7%
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
$3,150,000	4.000%	10/01/07	$3,150,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1+)(a)
6,850,000	3.910	10/04/07	6,850,000
Mecklenburg County COPS VRDN Series 2007 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
4,090,000	4.000	10/01/07	4,090,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 A (Citibank N.A. SPA) (A-1+)(a)
14,365,000	3.930	10/04/07	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.910	10/04/07	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	3.910	10/04/07	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(a)
8,600,000	3.930	10/04/07	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1895 (Morgan Stanley SPA) (A-1+)(a)
12,500,000	3.910	10/04/07	12,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
North Carolina — (continued)
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1923 (Morgan Stanley SPA) (A-1+)(a)
$14,450,000	3.910%	10/04/07	$14,450,000
North Carolina Capital Facilities Finance Agency VRDN RB ROCS-RR-II-R-9048 (Citibank N.A. SPA) (VMIG1)(a)
5,960,000	3.920	10/04/07	5,960,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	3.930	10/04/07	15,600,000
North Carolina State GO VRDN Floaters Series 2007-2004 (Morgan Stanley Municipal Products) (A-1+)(a)
4,020,000	3.910	10/04/07	4,020,000
North Carolina State GO VRDN ROCS RR-II-R-11181 Series 2007 (Citigroup Global Markets SPA) (A-1+)(a)
4,500,000	3.920	10/04/07	4,500,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1050 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
47,460,000	3.970	10/04/07	47,460,000
North Carolina State Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1037 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,050,000	3.970	10/04/07	4,050,000
North Carolina State VRDN RB Putters Series 2006-1400 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,440,000	3.920	10/04/07	4,440,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	3.920	10/04/07	6,525,000
University of North Carolina CP Series 2007 A (A1+/P1)
4,600,000	3.720	01/16/08	4,600,000
University of North Carolina Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-P39W Reg D (Lehman Brothers SPA) (VMIG1)(a)
5,275,000	3.990	10/03/07	5,275,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	3.920	10/04/07	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	3.930	10/04/07	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1+)(a)
3,000,000	3.910	10/04/07	3,000,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(a)
10,398,000	3.910	10/04/07	10,398,000
Wake County Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1115 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,870,000	3.970	10/04/07	2,870,000

			$236,848,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Ohio(a) — 0.4%
Columbus City School District GO VRDN Floaters Series 2007-1638 (FSA) (Morgan Stanley SPA) (VMIG1)
$23,135,000	3.880%	10/04/07	$23,135,000
Ohio State GO VRDN Putters Series 2006-1295 (JPMorgan Chase & Co. SPA) (A-1+)
6,000,000	3.920	10/04/07	6,000,000
Ohio State GO VRDN Putters Series 2007-2127 (JPMorgan Chase & Co. SPA) (VMIG1)
5,670,000	3.920	10/04/07	5,670,000

			$34,805,000

Oregon — 0.9%
Oregon Board of Education Puttable Floating Option GO VRDN Tax-Exempt Receipts P Floats-EC-1015 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$34,055,000	3.970%	10/04/07	$34,055,000
Oregon State DOT Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-EC-1110 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,035,000	3.970	10/04/07	4,035,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
40,000,000	3.870	10/03/07	40,000,000

			$78,090,000

Pennsylvania — 0.4%
Delaware Valley Regional Financial Authority BB&T Municipal Trust VRDN RB Floaters Series 2007-2028 (AMBAC)(Branch Banking & Trust) (VMIG1)(a)
$7,850,000	3.940%	10/04/07	$7,850,000
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/VMIG1)(a)
12,940,000	3.920	10/04/07	12,940,000
Pennsylvania State GO VRDN Floaters Series 2007-1924 (Morgan Stanley SPA) (A-1+)(a)
4,188,000	3.910	10/04/07	4,188,000
Pennsylvania State GO VRDN ROCS RR-II-R-11158 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,005,000	3.920	10/04/07	3,005,000
Pennsylvania State GO VRDN ROCS-RR-II-R-11056 (Citibank N.A. SPA) (A-1+)(b)
3,700,000	3.850	12/31/07	3,700,000

			$31,683,000

Rhode Island(a) — 0.1%
Narragansett Bay Commission Wastewater Systems VRDN RB Floating Rate Trust Receipts Series 2005-K7-Reg D (MBIA) (Lehman Brothers SPA) (VMIG1)
$5,290,000	3.980%	10/03/07	$5,290,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
South Carolina — 2.3%
Richland, SC ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2003-29 (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$37,515,000	3.930%	10/04/07	$37,515,000
South Carolina Public Service Authority Eclipse Funding Trust VRDN RB Series 2007-0070 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
10,320,000	3.910	10/04/07	10,320,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.930	10/04/07	10,000,000
South Carolina State GO Capital Improvement Series 2003 C (AA+/Aaa)
4,555,000	4.000	01/01/08	4,558,667
South Carolina State GO VRDN ROCS RR-II-R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(b)
4,090,000	3.750	01/24/08	4,090,000
South Carolina State P-Floats-PT-423 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,130,000	3.990	10/04/07	6,130,000
South Carolina State Public Service Authority VRDN RB Eagle Series 2007-0099 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	3.910	10/04/07	10,890,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2007-1901 (MBIA) (Morgan Stanley SPA) (A-1+)(a)
9,850,000	3.910	10/04/07	9,850,000
South Carolina State Public Service Authority VRDN RB Stars Series 2006-158-B (AMBAC) (BNP Paribas SPA) (VMIG1)(a)
20,520,000	3.920	10/04/07	20,520,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
5,500,000	3.680	12/12/07	5,500,000
South Carolina Transportation Infrastructure Bank Eclipse Funding Trust VRDN RB Series 2007-0009 (XLCA) (U.S. Bank N.A. SPA) (VMIG1)(a)
25,065,000	3.920	10/04/07	25,065,000
South Carolina Transportation Infrastructure Bank Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K30W Reg D (XCLA) (Lehman Brothers SPA) (VMIG1)(a)
9,000,000	3.930	10/03/07	9,000,000
South Carolina Transportation Infrastructure Bank Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2007-K35W Reg D (XLCA) (Lehman Brothers SPA) (VMIG1)(a)
6,665,000	3.980	10/03/07	6,665,000
South Carolina Transportation Infrastructure Bank VRDN RB Floater Series 2006-1460 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
6,360,000	3.910	10/04/07	6,360,000
South Carolina Transportation Infrastructure Bank VRDN RB Floater Series 2007-1821 (AMBAC) (Morgan Stanley SPA) (F1+)(a)
7,355,000	3.910	10/04/07	7,355,000
South Carolina Transportation Infrastructure Bank VRDN RB Floaters Series 2006-1359 (AMBAC) (Morgan Stanley SPA) (VMIG1)(a)
25,735,000	3.910	10/04/07	25,735,000
University of South Carolina P-Floats-PT-2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,680,000	3.990	10/04/07	5,680,000

			$205,233,667

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Tennessee — 1.9%
Blount County Public Building Authority Municipal Security Trust Certificates VRDN RB Series 2007-7051 A (XLCA) (Bear Stearns Capital Markets) (VMIG1)(a)
$5,665,000	3.920%	10/04/07	$5,665,000
Franklin Public Building Authority VRDN RB Local Government Public Improvement Series 2007-101-A-1 (DePfa Bank PLC SPA) (VMIG1)
1,000,000	4.100	10/01/07	1,000,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A1-1/P1)
4,600,000	3.750	10/12/07	4,600,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
28,265,000	3.860	10/04/07	28,265,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
30,525,000	3.860	10/04/07	30,525,000
Municipal Security Trust VRDN RB Series 2006-7038 for St. Jude Children’s Hospital (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.920	10/04/07	5,000,000
Nashville County Metropolitan Government CP Series 2007 (California Public Employees Retirement System, State Street Bank, California State Teachers Retirement System) (A1+/P1)
9,200,000	3.700	10/09/07	9,200,000
15,000,000	3.750	10/09/07	15,000,000
Shelby County GO VRDN ROCS RR-II-R-10166 Series 2007 (FGIC) (Citibank N.A.SPA) (A-1+)(a)
27,365,000	3.920	10/04/07	27,365,000
Shelby County GO VRDN ROCS RR-II-R-10172 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
15,000,000	3.920	10/04/07	15,000,000
Tennessee State GO CP Series A (Tennessee Consolidated Retirement System) (A-1+/P-1)
8,200,000	3.700	10/31/07	8,200,000
9,134,000	3.800	11/02/07	9,134,000
Wilson County GO VRDN Floats PT-2661 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,380,000	3.990	10/04/07	6,380,000

			$165,334,000

Texas — 22.7%
Alamo Community College District GO VRDN ROCS-RR-II-R 883WF Series 2007 (FGIC) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
$19,750,000	3.910%	10/04/07	$19,750,000
Aldine ISD GO VRDN ROCS-RR-II-R 912 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
5,685,000	3.920	10/04/07	5,685,000
Alief ISD P-Floats-PT-2767 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
7,490,000	3.990	10/04/07	7,490,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
15,446,000	3.930	10/04/07	15,446,000
Alvin ISD Munitops II Trust GO VRDN Certificate Series 2007-27 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
22,670,000	3.930	10/04/07	22,670,000
Austin ISD CP Series 2007 A (Bank of America LOC) (A1+/P1)
10,000,000	3.750	10/05/07	10,000,000
Austin ISD Austin Trust Certificates GO VRDN Series 2007-167 (MBIA) (Bank of America N.A. SPA) (A-1+)(a)
6,265,000	3.920	10/04/07	6,265,000
Bastrop ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-23 (PSF-GTD) (Lasalle Bank SPA) (VMIG1)(a)
15,640,000	3.930	10/04/07	15,640,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
11,000,000	3.920	10/04/07	11,000,000
Bexar County GO VRDN Putters Series 2007-2078 (FSA) (JPMorgan Chase & C0. SPA) (F1+)(a)
6,380,000	3.920	10/04/07	6,380,000
Bryan ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-16 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
14,065,000	3.930	10/04/07	14,065,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Carrollton GO VRDN Putters Series 2007-2047 (AMBAC) (JPMorgan Chase & Co. SPA) (F1+)(a)
$6,065,000	3.920%	10/04/07	$6,065,000
Cedar Hill ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2005-19 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
15,835,000	3.930	10/04/07	15,835,000
City of Dallas Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-259 (Deutsche Bank A.G. SPA) (A-1+)(a)
11,870,000	3.930	10/04/07	11,870,000
City of Garland GO CP Series 2002 (DePfa Bank PLC SPA) (A1+)
15,500,000	3.740	10/09/07	15,500,000
City of Houston Airport Systems VRDN RB Eagle Series 2006-0123 (FSA) (Citibank N.A. SPA) (A-1+)(a)
13,200,000	3.930	10/04/07	13,200,000
City of Houston CP Series D (DePfa Bank PLC SPA) (A-1+/P1)
24,500,000	3.700	10/10/07	24,500,000
6,500,000	3.730	11/08/07	6,500,000
4,600,000	3.700	12/12/07	4,600,000
City of Houston CP Series E (Bank of America N.A. SPA) (A1+/P1)
4,000,000	3.730	10/11/07	4,000,000
City of Houston CP Series F (DePfa Bank PLC SPA) (A1+/P1)
9,200,000	3.740	10/18/07	9,200,000
11,700,000	3.750	10/18/07	11,700,000
City of Houston GO VRDN P-Floats-PT 969 Series 2004 (MBIA) (DePfa Bank PLC SPA) (F1+)(a)
12,700,000	3.920	10/04/07	12,700,000
City of Houston Utilities System VRDN RB Spears DB-102 Series 2004 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
5,420,000	3.920	10/04/07	5,420,000
Clear Creek ISD GO VRDN Putters Series 2007-2118 Q (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,480,000	3.920	10/04/07	4,480,000
Collin County GO VRDN Putters Series 2005-765 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,380,000	3.920	10/04/07	5,380,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,755,000	3.990	10/04/07	4,755,000
Cypress-Fairbanks ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
25,995,000	3.930	10/04/07	25,995,000
Cypress-Fairbanks ISD Austin Trust Certificates GO VRDN Series 2007-174 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
9,275,000	3.920	10/04/07	9,275,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	3.920	10/04/07	8,660,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Cypress-Fairbanks ISD GO VRDN ROCS RR-II-R-7058 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+)(a)
$12,000,000	3.920%	10/04/07	$12,000,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P1)
13,800,000	3.700	10/09/07	13,800,000
9,300,000	3.650	11/05/07	9,300,000
9,300,000	3.730	11/05/07	9,300,000
18,800,000	3.730	11/29/07	18,800,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A1+/P1)
9,200,000	3.750	10/09/07	9,200,000
6,500,000	3.750	10/11/07	6,500,000
Dallas Area Rapid Transit Macon Trust Certificates VRDN RB Series 2007-326 (AMBAC) (Bank of America N.A.) (A-1+)(a)
3,305,000	3.920	10/04/07	3,305,000
Dallas GO VRDN P-Floats-PT-2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1+)(a)
8,815,000	3.930	10/04/07	8,815,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-6 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
16,685,000	3.930	10/04/07	16,685,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
25,000,000	3.930	10/04/07	25,000,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-140 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
4,995,000	3.920	10/04/07	4,995,000
Dallas ISD Austin Trust Certificates GO VRDN Series 2007-141 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
5,100,000	3.920	10/04/07	5,100,000
Dallas ISD GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
6,095,000	3.920	10/04/07	6,095,000
Dallas, TX Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-313 (Deutsche Bank A.G. SPA) (A-1+)(a)
6,700,000	3.990	10/04/07	6,700,000
Dallas VRDN RB ROCS RR-II-R 7047 Series 2006 (Citigroup Financial Products SPA) (A-1+)(a)
10,345,000	3.920	10/04/07	10,345,000
Dallas Water Utilities Austin Trust Certificates VRDN RB Series 2007-136 (AMBAC) (Bank of America N.A. SPA) (A-1+)(a)
16,850,000	3.920	10/04/07	16,850,000
Dallas Waterworks & Sewer Systems Municipal Securities Trust Certificates VRDN RB Series 2007-7053 Class A (AMBAC) (Bear Stearns Capital Markets) (VMIG1)(a)
6,665,000	3.920	10/04/07	6,665,000
Denton County ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-21 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
12,935,000	3.930	10/04/07	12,935,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Denton County ISD Munitops II Trust VRDN GO Certificate Series 2007-33 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$27,625,000	3.930%	10/04/07	$27,625,000
Denton ISD Municipal Securities Trust Certificates GO VRDN Series 2001-117A (PSF-GTD) (Bear Stearns Capital Market SPA) (A-1)(a)
15,370,000	3.920	10/04/07	15,370,000
Duncanville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
18,120,000	3.930	10/04/07	18,120,000
Ector County ISD GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
7,365,000	3.920	10/04/07	7,365,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
20,000,000	3.930	10/04/07	20,000,000
Elgin, TX ISD GO VRDN ROCS RR-II-R-3060 Series 2007 (PSF-GTD) (Citigroup Financial Products) (A-1+)(a)
5,350,000	3.920	10/04/07	5,350,000
El Paso, TX ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-266 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
4,960,000	3.950	10/04/07	4,960,000
El Paso Water & Sewer VRDN RB P-Floats-PT-2676 Series 2005 (FSA) (RBC Bank NV SPA) (F1+)(a)
13,100,000	3.950	10/04/07	13,100,000
Fort Bend County GO VRDN Putters Series 2007-2119 Q (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,945,000	3.910	10/04/07	6,945,000
Fort Bend ISD GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,320,000	3.920	10/04/07	8,320,000
Frenship, TX ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-265 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,600,000	3.950	10/04/07	5,600,000
Frenship, TX ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (VMIG1)(a)
22,830,000	3.910	10/04/07	22,830,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
4,000,000	3.930	10/04/07	4,000,000
Frisco ISD GO VRDN Spears-DB-202 Series 2006 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
5,000,000	3.920	10/04/07	5,000,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,235,000	3.910	10/04/07	10,235,000
Grand Prairie ISD GO VRDN ROCS RR-II-R-6096 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+)(a)
5,270,000	3.920	10/04/07	5,270,000
Grand Prairie Munitops II Trust Certificates GO VRDN Series 2007-51 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
23,690,000	3.930	10/04/07	23,690,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Harlingen ISD VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
$5,550,000	3.990%	10/04/07	$5,550,000
Harris County GO CP Metropolitan Transit Authority (DePfa Bank PLC LOC)(A-1+)
5,000,000	3.650	10/04/07	5,000,000
2,000,000	3.730	10/11/07	2,000,000
11,000,000	3.700	10/16/07	11,000,000
50,000,000	3.780	10/16/07	50,000,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.930	10/04/07	10,000,000
Harris County Health Facilities Development Corp. VRDN RB St. Luke’s Episcopal Hospital Series 2001 B (JPMorgan Chase & Co., Bayerische Landesbank, Northern Trust Bank, St. Luke’s Episcopal, and Bank of America N.A. SPA)
(A-1+)

4,595,000	4.040	10/01/07	4,595,000
Harris County Municipal Securities Trust Certificates GO VRDN Series 2006-280 (Bear Stearns Capital Markets SPA) (VMIG1)(a)
4,985,000	3.920	10/04/07	4,985,000
Harris County Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-445 (MBIA) (Bayerische Landesbank SPA) (F1+)(a)
5,275,000	3.920	10/04/07	5,275,000
Harris County VRDN RB Eagle Series 2007-0078 (MBIA) (Banco Bilbao Vizcaya SPA) (A-1+)(a)
9,600,000	3.910	10/04/07	9,600,000
Harris County VRDN RB Floaters Series 2007-2068 (FSA) (Morgan Stanley Municipal Products) (F1+)(a)
3,190,000	3.910	10/04/07	3,190,000
Harris County VRDN RB Floaters Series 2007-2069 (FSA) (Morgan Stanley Municipal Products) (F1+)(a)
3,190,000	3.910	10/04/07	3,190,000
Harris County, TX Austin Trust Certificates GO VRDN Series 2007-2013 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
8,885,000	3.920	10/04/07	8,885,000
Houston ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-35 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,995,000	3.930	10/04/07	9,995,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(a)
10,110,000	3.920	10/04/07	10,110,000
Houston GO VRDN ROCS RR-II-R-9136 Series 2007 (FSA) (Citigroup Financial Products LOC) (A-1+)(a)
11,365,000	3.920	10/04/07	11,365,000
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-1915 (Morgan Stanley SPA) (A-1+)(a)
9,202,500	3.910	10/04/07	9,202,500
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
8,560,000	3.910	10/04/07	8,560,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Higher Education Finance Corp. VRDN RB ROCS-RR-II-R-11066 (Citibank N.A. SPA) (A-1+)(b)
$4,600,000	3.850%	10/04/07	$4,600,000
Houston ISD GO VRDN Floater-Series 2005-1231(PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
5,040,000	3.910	10/04/07	5,040,000
Houston ISD GO VRDN ROCS RR-II-R-408 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (Aaa/VMIG1)(a)
7,825,000	3.920	10/04/07	7,825,000
Houston ISD Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(a)
3,960,000	3.920	10/04/07	3,960,000
Houston Utilities System VRDN RB Eagle Series 2006-0078 A (MBIA) (Bayerische Landesbank SPA) (A-1)(a)
8,300,000	3.920	10/04/07	8,300,000
Houston Utilities System VRDN RB Eagle Series 2007-0086 A (FSA) (DZ Bank AG Deutsche SPA) (A-1)(a)
24,550,000	3.910	10/04/07	24,550,000
Houston Utilities System VRDN RB Eagle Series 2007-0146 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,950,000	3.920	10/04/07	4,950,000
Houston Utilities System VRDN RB Merlots Series 2004-17 B (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)(c)
24,300,000	3.920	10/03/07	24,300,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
18,000,000	3.720	10/11/07	18,000,000
Houston Water & Sewer System VRDN RB Putters Series 2007-1995 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
25,755,000	3.920	10/04/07	25,755,000
Houston Water & Sewer System VRDN RB ROCS RR-II-R-10175 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
20,000,000	3.920	10/04/07	20,000,000
Houston, TX Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-448 Series 2007 (MBIA) (Landesbank Hessen-Thueringen SPA) (F1+)(a)
9,000,000	3.920	10/04/07	9,000,000
Houston Utility Systems Austin Trust Certificates VRDN RB Series 2007-169 (FGIC) (Bank of America N.A. SPA) (A-1+)(a)
4,945,000	3.920	10/04/07	4,945,000
Houston, TX Austin Trust Certificates VRDN RB Utilities Series 2007-164 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
9,000,000	3.920	10/04/07	9,000,000
Houston Utility Systems Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-277 (FGIC) (Deutsche Bank A.G. SPA) (A-1+)(a)
3,950,000	3.950	10/04/07	3,950,000
Houston ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-262 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
10,360,000	3.950	10/04/07	10,360,000
Houston Community College Eclipse Funding Trust VRDN RB Series 2007-0033 (AMBAC) (U.S. Bank N.A. SPA) (A-1+)(a)
16,080,000	3.910	10/04/07	16,080,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$29,115,000	3.930%	10/04/07	$29,115,000
Irving ISD GO VRDN P-Floats-PT-3529 Series 2006 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
3,120,000	3.990	10/04/07	3,120,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	3.920	10/04/07	8,900,000
Katy ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-62 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.930	10/04/07	5,000,000
Katy ISD Austin Trust Certificates GO VRDN Series 2007-133 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
12,000,000	3.920	10/04/07	12,000,000
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
5,985,000	3.920	10/04/07	5,985,000
Keller ISD GO VRDN ROCS-RR-II-R-7048 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
4,695,000	3.920	10/04/07	4,695,000
Keller ISD RBC Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2007-I-38 (PSF-GTD) (Royal Bank of Canada SPA) (A-1+)(a)
5,500,000	3.900	10/04/07	5,500,000
Klein ISD Lehman Municipal Trust Receipts GO VRDN Series 2007-K1 D (PSF-GTD) (Lehman Brothers SPA) (VMIG1)(a)
6,210,000	3.980	10/03/07	6,210,000
Lamar Consolidated ISD GO VRDN Eagle Series 2007-0143 A (PSF-GTD)(A-1+)(a)
5,025,000	3.920	10/04/07	5,025,000
La Vernia, TX ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (US Bank NA SPA) (VMIG1)(a)
10,020,000	3.920	10/04/07	10,020,000
Lewisville ISD Austin Trust Certificates GO VRDN Series 2007-139 (PSF-GTD) (Bank of America N.A. SPA) (A-1+)(a)
4,775,000	3.920	10/04/07	4,775,000
Manor, TX ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,215,000	3.910	10/04/07	10,215,000
Mansfield ISD GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,560,000	3.920	10/03/07	14,560,000
Mansfield ISD GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,575,000	3.920	10/04/07	5,575,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Agentaria SPA) (A-1+)(a)
8,935,000	3.910	10/04/07	8,935,000
North East ISD GO VRDN Merlots Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(a)
16,985,000	3.920	10/03/07	16,985,000
North East ISD Municipal Securities Trust Certificates GO VRDN Series 2007-305 A (PSF-GTD) (Bear Stearns Capital Markets) (VMIG1)(a)
4,675,000	3.920	10/04/07	4,675,000
North East ISD RBC Municipal Products, Inc. Trust GO VRDN Floater Certificates Series 2007-37 I (PSF-GTD) (Citibank NA. SPA) (VMIG1)(a)
8,500,000	3.900	10/04/07	8,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Northside ISD GO VRDN P-Float-PT 2254 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,305,000	3.950%	10/04/07	$5,305,000
Northside ISD GO VRDN ROCS-RR-II-R-6071 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
4,380,000	3.920	10/04/07	4,380,000
Northside ISD GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	3.910	10/04/07	4,017,500
Northside ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-23 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	3.930	10/04/07	5,000,000
Pasadena ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-57 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
10,690,000	3.930	10/04/07	10,690,000
Pearland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-01 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,900,000	3.930	10/04/07	5,900,000
Pearland, TX Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-MT-463 Series 2007 (FSA) (Bayerische Hypo-Unde SPA) (F1+)(a)
12,125,000	3.950	10/04/07	12,125,000
Pecos-Barstow Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4310 Series 2007 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,655,000	3.990	10/04/07	6,655,000
Pflugerville ISD GO VRDN P-Floats-PT 2763 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,685,000	3.990	10/04/07	5,685,000
Pflugerville ISD GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(b)
7,871,500	3.750	03/06/08	7,871,500
Pleasant Grove Austin Trust Certificates GO VRDN Series 2007-2022 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
7,890,000	3.920	10/04/07	7,890,000
Red Oak ISD GO VRDN ROCS RR-II-R-7540 Series 2007 (PSF-GTD) (VMIG1)(a)
6,325,000	3.920	10/04/07	6,325,000
Red River Education Finance VRDN RB Christian University Project Series 2000 (VMIG1)
4,500,000	3.850	10/03/07	4,500,000
Rice University CP Series 2007 (A-1+/P-1)
9,200,000	3.700	10/09/07	9,200,000
San Antonio Electric & Gas Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-452 (KBC Bank N.A. SPA) (F1+)(a)
6,800,000	3.920	10/04/07	6,800,000
San Antonio GO VRDN P-Floats-PT-2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,970,000	3.950	10/04/07	10,970,000
San Antonio GO VRDN P-Floats-PT-2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,930,000	3.950	10/04/07	10,930,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
$17,420,000	3.920%	10/03/07	$17,420,000
San Antonio Water Revenue VRDN RB Municipal Securities Trust Receipts SGB 66 (FGIC) (Societe Generale SPA) (A-1+)(a)
19,500,000	3.910	10/04/07	19,500,000
San Antonio Electric & Gas Utilities Systems Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-276 (Deutsche Bank A.G. SPA) (A-1+)(a)
4,000,000	3.950	10/04/07	4,000,000
San Antonio, TX Electric & Gas Systems Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-280 (Deutsche Bank A.G. SPA) (A-1+)(a)
7,100,000	3.950	10/04/07	7,100,000
San Antonio Water Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2007-16 (FGIC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
24,635,000	3.930	10/04/07	24,635,000
Sharyland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-54 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,940,000	3.930%	10/04/07	9,940,000
South San Antonio, TX ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (A-1+)(a)
21,075,000	3.910	10/04/07	21,075,000
Spring, TX ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-274 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
10,185,000	3.950	10/04/07	10,185,000
Texas A & M University CP Series B (A-1+/P-1)
28,900,000	3.700	10/10/07	28,900,000
6,000,000	3.730	10/17/07	6,000,000
Texas A & M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,405,000	3.920	10/04/07	5,405,000
Texas State Austin Trust Certificates GO VRDN Series 2007-1015 (Bank of America N.A. SPA) (A-1+)(a)
24,800,000	3.900	10/04/07	24,800,000
Texas State GO TRANS Series 2007 (SP-1+/MIG1)
78,385,000	4.500	08/28/08	78,991,147
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	3.930	10/04/07	10,000,000
Texas State GO VRDN Eagle Series 2007-0082 A (Bayerische Landesbank SPA) (A-1)(a)
5,000,000	3.910	10/04/07	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	3.920	10/04/07	8,685,000
Texas State GO VRDN Floater Series 2007-1871 (Morgan Stanley SPA) (F1+)(a)
8,395,000	3.910	10/04/07	8,395,000
Texas State GO VRDN Floaters Series 2007-1903 (Depfa Bank PLC SPA) (F1+)(a)
9,610,000	3.910	10/04/07	9,610,000
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(a)
7,270,000	3.910	10/04/07	7,270,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+)(a)
$9,390,000	3.920%	10/04/07	$9,390,000
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,000,000	3.800	03/06/08	7,000,000
Texas State GO VRDN Putters Series 2006-1215 (JPMorgan Chase & Co. SPA) (F1+)(a)
8,885,000	3.920	10/04/07	8,885,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,940,000	3.920	10/04/07	9,940,000
Texas State GO VRDN ROCS-RR-II-R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,220,000	3.920	10/04/07	6,220,000
Texas State GO VRDN Series 2006-114 (Bank of America N.A. SPA) (VMIG1)(a)
10,940,000	3.920	10/04/07	10,940,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
13,900,000	3.700	10/10/07	13,900,000
20,400,000	3.690	10/18/07	20,400,000
11,100,000	3.700	12/12/07	11,100,000
Texas State Transportation Commission Trust Certificates VRDN RB Series 2006-7026 (Bear Stearns Capital Markets) (VMIG1)(a)
5,000,000	3.920	10/04/07	5,000,000
Texas State Transportation Commission Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1113 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,400,000	3.970	10/04/07	2,400,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products) (A-1+)(a)
16,174,500	3.910	10/04/07	16,174,500
Texas State Transportation Commission VRDN RB P-Floats-PT-3740 Series 2006 (Merrill Lynch Capital Services SPA) (A-1+)(a)
4,120,000	3.890	10/04/07	4,120,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,495,000	3.920	10/04/07	9,495,000
Texas State Transportation Commission VRDN RB ROCS RR-II-R-11129 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,830,000	3.920	10/04/07	9,830,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-302A (Bear Stearns Capital Markets) (VMIG1)(a)
6,980,000	3.920	10/04/07	6,980,000
Texas Transportation Commission Municipal Securities Trust Certificates GO VRDN Series 2007-312 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
6,000,000	3.920	10/04/07	6,000,000
Texas Transportation Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-256 (Deutsche Bank A.G. SPA) (A-1+)(a)
13,800,000	3.920	10/04/07	13,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Texas Transportation Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-336 (Deutsche Bank A.G. SPA) (F1+)(a)
$8,035,000	3.930%	10/04/07	$8,035,000
Texas Water Development Board Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-K26 Reg D (Lehman Brothers SPA) (VMIG1)(a)
10,000,000	3.930	10/03/07	10,000,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
10,675,000	3.920	10/04/07	10,675,000
Tyler Water & Sewer Systems ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2005-20 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
8,735,000	3.930	10/04/07	8,735,000
University of Texas CP Series 2005 (A-1+/P1)
2,000,000	3.700	10/04/07	2,000,000
6,800,000	3.900	10/09/07	6,800,000
23,000,000	3.800	10/10/07	23,000,000
9,200,000	3.720	10/11/07	9,200,000
4,200,000	3.670	10/17/07	4,200,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2007-K60W Reg D (Lehman Brothers SPA) (VMIG1)(a)
14,570,000	3.930	10/03/07	14,570,000
University of Texas Permanent University Fund RB Series 1997 (AAA/Aaa)
6,000,000	5.250	07/01/08	6,066,242
University of Texas VRDN RB Merlots-E08 Series 2007 (Bank of New York N.A. SPA) (A-1+)(a)
10,470,000	3.920	10/03/07	10,470,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,000,000	3.920	10/04/07	9,000,000
University of Texas VRDN RB Putters Series 2007-2174 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,595,000	3.920	10/04/07	9,595,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
9,955,000	3.920	10/04/07	9,955,000

			$2,028,134,389

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$9,000,000	3.920%	10/04/07	$9,000,000
University of Texas VRDN RB Putters Series 2007-2174 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,595,000	3.920	10/04/07	9,595,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG SPA) (A-1+)(a)
9,955,000	3.920	10/04/07	9,955,000

			$2,028,134,389

Utah — 1.2%
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$49,500,000	3.920%	10/04/07	$49,500,000
Salt Lake County Sales Tax VRDN RB P-Floats-PT-2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
7,905,000	3.800	03/06/08	7,905,000
Utah Transit Authority Municipal Security Trust Certificates VRDN RB Series 2007-339 Class A (MBIA) (Bear Stearns & Co. SPA) (VMIG1)(a)
10,905,000	4.050	10/01/07	10,905,000
Utah Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4322 Series 2007 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,215,000	3.950	10/04/07	5,215,000
Utah Transit Authority Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-PT-4173 (MBIA) (Dexia Credit Local SPA) (F1+)(a)
5,000,000	3.950	10/04/07	5,000,000
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)(c)
29,300,000	3.920	10/03/07	29,300,000

			$107,825,000

Vermont(a) — 0.1%
Vermont Education & Health Buildings Middlebury College VRDN RB Floater Series 2007-1913 (Morgan Stanley SPA) (A-1+)
$6,900,000	3.910%	10/04/07	$6,900,000

Virginia — 0.5%
Fairfax County Water Authority VRDN RB P-Floats-PZ-208 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
$4,130,000	3.990%	10/04/07	$4,130,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	3.930	10/04/07	12,200,000
Virginia Public Building Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4134 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,115,000	3.920	10/04/07	6,115,000
Virginia State GO Bonds Series 2006 B (AAA/Aaa)
3,000,000	5.000	06/01/08	3,030,221
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/Aa1)
4,415,000	5.000	08/01/08	4,470,514

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — (continued)
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/Aa1)(c)
$6,100,000	5.000%	08/01/08	$6,174,420
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II-R-11010 (Citibank N.A. SPA) (VMIG1)(a)
10,000,000	3.920	10/04/07	10,000,000

			$46,120,154

Washington — 4.9%
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$14,615,000	3.920%	10/04/07	$14,615,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1007 Revenue Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
13,540,000	3.970	10/04/07	13,540,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
14,995,000	3.950	10/04/07	14,995,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AA-/Aaa)
5,455,000	5.250	07/01/08	5,514,825
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
8,810,000	3.930	10/04/07	8,810,000
King County Eclipse Funding Trust VRDN RB Series 2006-0077 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
15,310,000	3.910	10/04/07	15,310,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
6,630,000	3.910	10/04/07	6,630,000
King County Sewer VRDN RB Eagle Series 2007-0144 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
12,330,000	3.920	10/04/07	12,330,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA)
18,000,000	3.680	12/06/07	18,000,000
Kitsap County GO VRDN P-Floats-PT 2818 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,200,000	3.990	10/04/07	5,200,000
Port of Tacoma, WA ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Trust Certificates Series 2006-84 (XLCA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
9,450,000	3.930	10/04/07	9,450,000
Port Seattle, WA Deutsche Bank Spears Lifers Trust VRDN RB Series 2007 DB-273 (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
8,090,000	3.950	10/04/07	8,090,000
Port of Seattle, WA Eclipse Funding Trust VRDN RB Series 2006-0063 (MBIA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,455,000	3.910	10/04/07	6,455,000
Port of Seattle Lehman Municipal Trust Receipts VRDN RB Floaters Trusts Series 2006-P93 Reg D (FGIC) (Lehman Brothers SPA) (VMIG1)(a)
60,000	3.930	10/03/07	60,000
Port of Seattle Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-453 (MBIA) (KBC Bank N.V.) (F1+)(a)
10,000,000	3.920	10/04/07	10,000,000
Port of Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1+)(a)
28,150,000	3.910	10/04/07	28,150,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Port of Seattle VRDN RB Series 2005 DB-168 (MBIA) (Deutsche Bank A.G. SPA) (F1+)(a)
$3,960,000	3.920%	10/04/07	$3,960,000
Seattle, Washington Municipal Security Trust Certificates GO VRDN Series 2007-322 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
6,500,000	3.920	10/04/07	6,500,000
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)a
12,530,000	3.930	10/04/07	12,530,000
Seattle Water Systems Eclipse Funding Trust VRDN RB Series 2006-2 (MBIA) (U.S. Bank N.A. SPA) (VMIG1)(b)
6,700,000	3.820	06/19/08	6,700,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+)(a)
6,765,000	3.990	10/04/07	6,765,000
State of Washington Deutsche Bank Spears Lifers Trust GO VRDN P-Floats Series 2007-DB270 (Deutsche Bank A.G. SPA) (F1+)(a)
20,000,000	3.930	10/04/07	20,000,000
Tacoma, WA. ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2006-52 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
11,810,000	3.930	10/04/07	11,810,000
Tacoma Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-1156 Series 2007 (FSA) (Merrill Lynch Capital Services) (F1+)(a)
14,150,000	3.970	10/04/07	14,150,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG)(a)(c)
18,830,000	3.920	10/03/07	18,830,000
University of Washington Austin Trust VRDN RB Certificates Series 2007-1016 (AMBAC) (Bank of America Co SPA) (A-1+)(a)
6,665,000	3.920	10/04/07	6,665,000
UBS Municipal CRVS VRDN RB Floaters Relating to Energy Northwest Series 2007-19 (Landesbank Hessen-Thueringen SPA) (A-1)(a)
8,000,000	3.920	10/04/07	8,000,000
University of Washington VRDN RB Floats-PT-2837 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
7,995,000	3.990	10/04/07	7,995,000
Washington Eclipse Funding Trust GO VRDN Series 2006-13 (AMBAC) (U.S. Bank N.A. SPA) (F1+)(b)
22,265,000	3.800	07/10/08	22,265,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.930	10/04/07	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
8,915,000	3.930	10/04/07	8,915,000
Washington State GO VRDN Eagle Series 2007-0006 Class A (FGIC) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
22,825,000	3.910	10/04/07	22,825,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1996-4704 C Class A (Citibank N.A. SPA) (A-1+)(a)
17,025,000	3.930	10/04/07	17,025,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(a)
10,060,000	3.930	10/04/07	10,060,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Washington — (continued)
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(a)
$3,000,000	3.910%	10/04/07	$3,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
9,966,000	3.910	10/04/07	9,966,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)(c)
18,175,000	3.920	10/03/07	18,175,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,715,000	3.920	10/03/07	8,715,000
Washington Spears Energy Northwest Electric VRDN RB Series 2004 DB-100 (MBIA) (Deutsche Bank N.A. SPA) (A-1+)(a)
5,405,000	3.880	10/04/07	5,405,000

			$439,405,825

Wisconsin — 2.5%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
$16,510,000	3.930%	10/04/07	$16,510,000
Wisconsin State Clean Water Municipal Security Trust Certificates VRDN RB Series 2007-335 (Bear Stearns Capital Markets) (VMIG1)(a)
6,510,000	3.920	10/04/07	6,510,000
Wisconsin State CP Series 2006 A (State Street Bank SPA and California State) (A1+/P1)
25,000,000	3.890	10/04/07	25,000,000
30,700,000	3.620	10/10/07	30,700,000
3,950,000	3.800	10/10/07	3,950,000
23,200,000	3.670	10/15/07	23,200,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
77,920,000	3.950	10/04/07	77,920,000
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
16,500,000	4.500	06/16/08	16,585,592
Wisconsin State Transportation Board VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Nederland SPA) (F1+)(a)
7,563,500	3.910	10/04/07	7,563,500
Wisconsin State Transportation VRDN RB ROCS-RR-II-R-10095 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
13,735,000	3.920	10/04/07	13,735,000

			$221,674,092

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Wyoming — 0.1%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$5,750,000	4.000%	10/01/07	$5,750,000

Other Territories(a) — 11.1%
JPMorgan Chase & Co. GO VRDN Putters Series 2007-1683 P (MBIA, FSA, FGIC, AMBAC and CIFG) (JPMorgan Chase & Co. SPA) (F1+)
$201,615,000	4.010%	10/04/07	$201,615,000
JPMorgan Chase & Co. VRDN RB Putters Series 1751P (PSF-GTD, MBIA, FGIC, FSA and AMBAC) (JPMorgan Chase & Co. SPA) (F1+)
195,785,000	4.040	10/04/07	195,785,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC, FGIC, FSA, CIFG and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
76,610,000	4.010	10/04/07	76,610,000
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1633P (AMBAC, FSA, PSF-GTD, and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
66,870,000	4.010	10/04/07	66,870,000
JPMorgan Chase & Co. VRDN RB Putters Series 2007-1684P (PSF-GTD, AMBAC, FSA and MBIA) (JPMorgan Chase & Co. SPA) (F1+)
42,120,000	4.010	10/04/07	42,120,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
156,090,000	4.020	10/04/07	156,090,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
73,070,000	4.020	10/04/07	73,070,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (PSF-GTD, FGIC, FSA and MBIA) (Merrill Lynch Capital Services SPA) (F1+)
121,595,000	4.020	10/04/07	121,595,000
UBS Municipal GO VRDN Floaters Series 2007-GM01 Pooled Trust (PSF-GTD, FSA, AMBAC, FGIC and MBIA) (BNP Paribas SPA) (A-1+)
28,200,000	3.940	10/04/07	28,200,000
Wachovia Bank Bruts VRDN RB Merlots Series 2007-ON2 (MBIA) (Wachovia Bank N.A. SPA) (F1+)(c)
32,475,000	4.040	10/04/07	32,475,000

			$994,430,000

TOTAL INVESTMENTS — 102.1%			$9,117,377,427

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%			(190,624,807)

NET ASSETS — 100.0%			$8,926,752,620

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2007, these securities amounted to $6,834,969,500 or approximately 76.6% of net assets.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2007, these securities amounted to $162,211,500 or approximately 1.8% of net assets.

(c) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CIFG	— CDC IXIS Financial Guarantee
COPS	— Certificates of Participation
CP	— Commercial Paper
CRVS	— Custodial Residual and Variable Securities
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

FINANCIAL SQUARE FUNDS

Schedule of Investments

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

FINANCIAL SQUARE FUNDS

Schedule of Investments

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

At September 30, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$115,000,000

Financial Square Money Market	60,000,000

Financial Square Treasury Obligations	12,812,200,000

Financial Square Government	20,000,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,000,000,000	3.95%	10/01/07	$1,000,329,167

Banc of America Securities LLC	650,000,000	3.90	10/01/07	650,211,250

Barclays Capital PLC	1,500,000,000	3.95	10/01/07	1,500,493,750

Bear Stearns	750,000,000	4.00	10/01/07	750,250,000

Citigroup Global Markets, Inc.	100,000,000	3.80	10/01/07	100,031,667

Citigroup Global Markets, Inc.	1,750,000,000	4.00	10/01/07	1,750,583,333

Deutsche Bank Securities, Inc.	1,778,300,000	3.95	10/01/07	1,778,885,357

Greenwich Capital Markets	1,050,000,000	4.00	10/01/07	1,050,350,000

JPMorgan Securities, Inc.	2,000,000,000	4.08	10/01/07	2,000,680,000

Lehman Brothers Holdings, Inc.	500,000,000	4.00	10/01/07	500,166,667

Morgan Stanley & Co.	1,000,000,000	4.00	10/01/07	1,000,333,333

UBS Securities LLC	1,700,000,000	3.95	10/01/07	1,700,559,583

TOTAL				$13,782,874,107

At September 30, 2007, the Joint Repurchase Agreement Account I was fully collateralized by Cash, $1,443,000,000; U.S. Treasury Bills, 0.000%, due 10/04/07 to 02/28/08; U.S. Treasury Bonds, 7.250% to 12.500%, due 11/15/12 to 08/15/17; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 10/01/07 to 08/15/29; U.S. Treasury Notes, 0.875% to 6.000%, due 10/01/07 to 08/15/17; U.S. Treasury Principal-Only Stripped Securities, 0.000% to 10.630%, due 11/15/07 to 08/15/17 and U.S. Treasury Interest and Principal Stripped Securities, 0.000%,due 11/15/14. The aggregate market value of the collateral, including accrued interest, was $14,025,741,997.

FINANCIAL SQUARE FUNDS

Schedule of Investments

September 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

At September 30, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$7,116,500,000

Financial Square Money Market	2,556,100,000

Financial Square Government	5,336,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	5.14%	10/01/07	$2,000,856,667

Banc of America Securities LLC	2,000,000,000	5.10	10/01/07	2,000,850,000

Barclays Capital PLC	3,520,000,000	5.12	10/01/07	3,521,501,867

Bear Stearns	250,000,000	5.15	10/01/07	250,107,292

Citigroup Global Markets, Inc.	3,500,000,000	5.15	10/01/07	3,501,502,083

Credit Suisse Securities (USA) LLC	66,000,000	5.10	10/01/07	66,028,050

Deutsche Bank Securities, Inc.	2,926,000,000	5.10	10/01/07	2,927,243,550

Greenwich Capital Markets	500,000,000	5.10	10/01/07	500,212,500

UBS Securities LLC	1,700,000,000	5.07	10/01/07	1,700,718,250

UBS Securities LLC	766,700,000	5.10	10/01/07	767,025,847

Wachovia Bank	250,000,000	5.10	10/01/07	250,106,250

TOTAL	$17,478,700,000			$17,486,152,356

At September 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.100% to 6.900%, due 12/18/07 to 01/17/17; Federal Home Loan Bank, 4.500%, due 12/14/07; Federal Home Loan Mortgage Association, 3.000% to 15.000%, due 10/01/07 to 09/01/47; Federal National Mortgage Association, 3.500% to 10.000%, due 10/01/07 to 09/01/47; Government National Mortgage Association, 5.000% to 9.000%, due 10/15/09 to 08/15/37. The aggregate market value of the collateral, including accrued interest, was $17,886,309,218.

Additional information regarding the Funds are available in the Funds’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 29, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2007

* Print the name and title of each signing officer under his or her signature.